--------------------------------------------------------------------------------
                                  ANNUAL REPORT
--------------------------------------------------------------------------------

1995
1995
1995
1995
1995


                                  Smith Barney
                                  Principal Return Fund
                                  Security and Growth Fund
                                  ---------------------------------------------

                                  November 30, 1995


                           [LOGO] Smith Barney Mutual Funds
                                  Investing for your future.
                                  Every day.

--------------------------------------------------------------------------------
Security and Growth Fund
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to provide the annual report for the Smith Barney Principal Return Fund -- Security and Growth Fund for the period ended November 30, 1995. For your convenience, we have outlined our portfolio strategy during this time. A more detailed summary of performance and current holdings can be found in the appropriate sections that follow in the annual report.

For the period ended November 30, 1995, the Smith Barney Security and Growth Fund posted a total return of 12.70%. The Standard & Poor's 500-Stock index, an unmanaged index generally representative of the U.S. stock market, had a total return of 37.53%. The Lehman Brothers Intermediate Term Government Bond Index, an unmanaged index that is generally considered to be a gauge of the intermediate term government bond market, had a total return of 18.48%.

Smith Barney Security and Growth Fund began its operations on April 1, 1995 with an initial net asset value (NAV) of $9.60. At year-end, the Fund's net asset value (NAV) was $10.58 after a capital gains distribution of $.1366 per share and a dividend distribution of $.3457 for each share. The Fund's NAV gained 15.23% over the last months of 1995. Smith Barney Security and Growth Fund emphasizes smaller capitalization value stocks. The medium market capitalization of the Fund is about $350 million dollars and there are a number of companies that have market capitalizations of less than $100 million. We believe small capitalization value stocks will be a major opportunity over the next three to five years.

The Fund's investment management team expects to maintain a position in zero coupon bonds that mature in August 2005, which will ensure the preservation of the original capital invested in the Fund. The ten-year zero-coupon bonds were the Fund's first purchases and they were bought with a yield-to-maturity of 7.36%. Yields have fallen substantially since those purchases and we are pleased to report these bonds have appreciated significantly.

The remainder of the assets in Smith Barney Security and Growth Fund are invested in companies that we believe have the ability to appreciate substantially faster than the market. Most of the companies we target are small-to-mid-cap in size. Rather than try to select stocks that may perform well over a period of a few months, our stock selections are generally based on a three-year investment horizon. What follows is a discussion of four stocks we currently like that may outperform the market over the next few years. Of course, there can be no guarantees made that these stocks will perform according to our expectations. Please note that these portfolio holdings should not be considered recommendations for action by individual investors.

Taco Cabana (TACO)

One of the largest positions of the Fund is in a restaurant chain specializing in Mexican food. Originally the stock went public at $12 and eventually reached a price of $22. Our cost is about $5.50 per share, and based on current estimates, the shares sell for roughly 4.5 times cash flow. The company's balance sheet is strong and improving. In addition, a new and seasoned management team is now in place. Our one-year objective for the stock price is in the range of $7 to $10. If this regional enterprise can expand into new markets, earnings and cash flow, in our view, may justify double-digit prices.

Cray Research (CYR)

Cray Research is a leading supercomputer company that has seen its shares decline 70% in the last five years. Yet, the company's balance sheet is strong, and they have recently introduced a new product line that appears to have been well received. We expect a much-improved fourth quarter and strong sales and earnings momentum in 1996. Turning around the fortunes of a computer company is difficult, yet the successes of IBM and Digital Equipment show that the rewards of a turnaround can be substantial. Our one-year goal for this stock is an appreciation rate of at least 30%.

Optical Coating Laboratory Inc. (OCLI)

Optical Coating is a leading producer of thin film coatings used to impart unique optical properties to components and systems. In addition, Optical Coating's Flex Products division has developed patented pigments that may open up large new markets. In fact, a major automobile manufacturer will be using an Optical Coating pigment on several thousand 1996 automobiles, which will result in revenues of several hundred dollars per automobile. Currently, the company has capacity limitations for this product, however 1997 should see an increase in cars utilizing this novel product. A unique feature of this "paint" is that it does not fade. In addition to the potential of the automobile market, Optical Coating's technology is being used to coat $100 dollar bills to make counterfeiting more difficult. This product is already in use on foreign currencies in partnership with a leading Swiss printing ink company. We believe Optical Coating shares have the potential to double in price over the next 24 months.

First American Financial (FAF)

First American Financial is a leader in title insurance and related services. The company is transforming its revenue and income stream by adding new services to its traditional title insurance. These new areas could contribute 30%-40% of the company's earnings in 1996. Currently, the shares sell for less than 8 times our 1996 estimate. We believe this company could be an attractive acquisition target as the financial services industry continues to consolidate.

Conclusion

During 1995, larger capitalization stocks were among the strongest performers with smaller, value stocks relative underperformers. Given the conditions we expect in the domestic economy in the years 1996-1997, we believe smaller companies, especially those held by the Fund, should outperform the market as a whole. We believe smaller companies may be able to show better earnings progress in a period of slowing economic activity whereas larger companies would have greater difficulty. In our view, our projection for a stronger U.S. dollar could also have an adverse impact on the earnings of multinational organizations.

At the present time, we have about 35 positions in the Security and Growth Fund and we may reduce that figure to the 25-30 range. Our largest concentration is in technology issues, followed by consumer cyclicals and health care/biotechnology. At this time, we would like to thank you for your investment in Smith Barney Principal Return Fund Security and Growth Fund.


Sincerely,




/s/ Heath B. McLendon                    /s/ John G. Goode

Heath B. McLendon                        John G. Goode
Chairman and                             Portfolio Manager
Chief Executive Officer

December 18, 1995

Smith Barney Principal Return Fund
Security and Growth Fund

--------------------------------------------------------------------------------
Historical Performance
--------------------------------------------------------------------------------

                      Net Asset Value
                    ------------------
                    Beginning   End of    Income     Capital Gain      Total
Year Ended           of Year     Year    Dividends   Distributions    Returns(1)
================================================================================
3/30/95*-11/30/95     $9.60     $10.68     $0.00        $0.14           12.70%+
================================================================================
It is the Funds' policy to distribute dividends and capital gains, if any, annually.
--------------------------------------------------------------------------------
 Total Return
--------------------------------------------------------------------------------
                                                 Without           With
                                              Sales Charge(1)  Sales Charge(2)
================================================================================
3/30/95* through 11/30/95                        12.70%            8.19%
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charge.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, shares reflect the deduction of the maximum initial sales charge of 4.00%.

 + Total return is not annualized, as it may not be representative of the total return for the year.

 *   Commencement of operations.

Smith Barney Principal Return Fund
Security and Growth Fund

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                   Growth of $10,000 Invested in Shares of the
                 Security and Growth Fund vs. S&P 500 Index and
            Lehman Brothers Intermediate Term Government Bond Index+
--------------------------------------------------------------------------------
                           March 1995 -- November 1995


  [The following table was presented as a line graph in the printed document]

                                                          Lehman Bros.
                  SGF        S&P 500 INDEX         Intermediate Tem Gov't Index
                  ---        -------------         ----------------------------
3/30/95           9600          10000                        10000
3/95              9570          10294                        10116
4/95              9720          10597                        10233
5/95             10170          11019                        10522
11/95            10819          12506                        11004

+ Hypothetical illustration of $10,000 invested in shares of the Security and Growth Fund from March 30, 1995 (commencement of operations), assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through November 30, 1995. The S&P 500 is an index of widely held common stocks listed on the New York and American Stock Exchanges and the over-the-counter markets. Figures for the S&P 500 Index include reinvestment of dividends. The Lehman Brothers Intermediate Term Government Bond Index is comprised of approximately 1,000 issues of U.S. Government Treasury and Agency Securities. The indexes are unmanaged and are not subject to the same management and trading expenses of a mutual fund.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Smith Barney Principal Return Fund
Security and Growth Fund

--------------------------------------------------------------------------------
Schedule of Investments                                        November 30, 1995
--------------------------------------------------------------------------------

     SHARES            SECURITY                                         VALUE
================================================================================
COMMON STOCKS -- 29.7%
Broadcast Media -- 3.6%
     125,000   Groupo Televisa SA GDR                               $  2,703,125
     250,000   Home Shopping Network Inc.*                             2,343,750
     300,000   Tele-Communications, Inc.*                              5,550,000
      25,000   United International Holdings Inc.,
                 Class A Shares*                                         350,000
      25,000   Valuevision International Inc.,
                 Class A Shares*                                         140,625
--------------------------------------------------------------------------------
                                                                      11,087,500
--------------------------------------------------------------------------------
Computer Systems -- 4.9%
     300,000   Cray Research Inc.*                                     7,200,000
     350,000   Lasermaster Technologies Inc.*                          2,100,000
     180,000   Quantum Corp.*                                          3,375,000
     613,000   Sanctuary Woods Multimedia Corp.*                       2,528,625
--------------------------------------------------------------------------------
                                                                      15,203,625
--------------------------------------------------------------------------------
Department Stores -- 1.5%
     200,000   Meyer Fred Inc.*                                        4,625,000
--------------------------------------------------------------------------------
Electronics -- 0.5%
   2,727,272   Power Spectra Inc.*                                     1,704,545
--------------------------------------------------------------------------------
Entertainment -- 1.8%
     275,000   Cinergi Pictures Entertainment Inc.*                    1,048,438
     322,000   Savoy Pictures Entertainment Inc.*                      1,937,055
     165,500   Station Casino Inc.*                                    2,482,500
--------------------------------------------------------------------------------
                                                                       5,467,993
--------------------------------------------------------------------------------
Financial Services -- 0.4%
     400,000   Peregrine Investments Holdings Ltd. ADR*                1,118,750
--------------------------------------------------------------------------------
Insurance - Property & Casualty -- 0.9%
     125,000   First American Financial Corp.                          2,859,375
--------------------------------------------------------------------------------
Manufacturing -- 1.3%
     200,500   Paragon Trades Brands Inc.*                             4,185,438
--------------------------------------------------------------------------------
Mining -- 2.4%
     100,000   Cambior Inc.                                            1,100,000
     417,500   Crown Resources Corp.*                                  1,826,562
     500,000   Golden Star Resources Ltd.*                             2,593,750
     300,000   Nelson Gold Corp. Ltd.*                                   486,045
     400,000   Royal Oak Mines Facility*                               1,575,000
--------------------------------------------------------------------------------
                                                                       7,581,357
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

Smith Barney Principal Return Fund
Security and Growth Fund

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            November 30, 1995
--------------------------------------------------------------------------------

     SHARES            SECURITY                                         VALUE
================================================================================
Medical Biotechnology -- 2.3%
     355,200   Calgene Inc.*                                         $ 1,820,400
     200,000   Centocor Inc.*                                          2,800,000
     425,000   Neurex Corp.*                                           2,550,000
--------------------------------------------------------------------------------
                                                                       7,170,400
--------------------------------------------------------------------------------
Medical Supplies -- 0.1%
      30,000   Optical Coating Laboratory Inc.                           401,250
--------------------------------------------------------------------------------
Oil & Gas-Domestic -- 0.8%
      19,800   Enron Oil & Gas Co.                                       415,800
     765,000   Forest Oil Corp.*                                       2,008,125
--------------------------------------------------------------------------------
                                                                       2,423,925
--------------------------------------------------------------------------------
Packaging & Container -- 0.9%
     220,000   U.S. Can Corp.*                                         2,832,500
--------------------------------------------------------------------------------
Pharmaceuticals -- 2.8%
     100,000   Alteon Inc.*                                              925,000
     100,000   Alza Corp.*                                             2,300,000
     500,000   Aphton Corp.*                                           5,312,500
--------------------------------------------------------------------------------
                                                                       8,537,500
--------------------------------------------------------------------------------
Restaurants -- 2.1%
   1,187,000   Taco Cabana Inc., Class A Shares*                       6,380,125
--------------------------------------------------------------------------------
Telecommunications -- 3.4%
     200,000   CAI Wireless Systems Inc.*                              1,725,000
     100,000   Comsat Corp.                                            1,937,500
     300,000   General Datacomm Industries Inc.*                       5,925,000
      72,700   Grupo Iusacell SA ADR*                                    826,963
--------------------------------------------------------------------------------
                                                                      10,414,463
--------------------------------------------------------------------------------
               TOTAL COMMON STOCKS (Cost -- $88,937,483)              91,993,746
================================================================================
MISCELLANEOUS -- 2.3%
     100,000   Cray Research Put @ $20,
                 Options expire 12/20/95                                  31,250
     300,000   Morgan Stanley Group Inc. Nikkei 22,
                 Call Warrants expire 8/15/972,                          100,000
     200,000   Nelson Gold at $3.30 CAD,
                Warrants expire 4/30/96                                    2,945
     500,000   ROC Taiwan Fund SBI                                     4,875,000
--------------------------------------------------------------------------------
               TOTAL MISCELLANEOUS (Cost -- $7,232,917)                7,009,195
================================================================================


                       See Notes to Financial Statements.

Smith Barney Principal Return Fund
Security and Growth Fund

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            November 30, 1995
--------------------------------------------------------------------------------

      FACE
     AMOUNT            SECURITY                                         VALUE
================================================================================
U.S. TREASURY STRIPS -- 58.6%
$320,000,000   U.S. Treasury Strips TINT,
                 zero coupon due 8/15/05
                 (Cost -- $158,583,485)                             $181,817,600
================================================================================
REPURCHASE AGREEMENT -- 9.4%
  29,177,000   Chemical Securities Inc., 5.789%
                 due 12/1/95; Proceeds at
                 maturity -- $29,181,692;
                 (Fully collateralized by U.S. Treasury
                 Notes, zero coupon due 11/14/96;
                 Market value -- $29,813,088)
                 (Cost -- $29,177,000)                                29,177,000
================================================================================
               TOTAL INVESTMENTS -- 100% (Cost -- $283,930,885)++   $309,997,541
================================================================================

 *   Non-income producing security.

++   Aggregate cost for federal income tax purposes is $284,328,535.


                       See Notes to Financial Statements.

Smith Barney Principal Return Fund
Security and Growth Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                            November 30, 1995
--------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Cost-- $283,930,885)                     $309,997,541
   Cash                                                                     698
   Receivable for securities sold                                     1,138,756
   Dividends and interest receivable                                     32,992
   Other assets                                                          61,246
--------------------------------------------------------------------------------
   Total Assets                                                     311,231,233
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                     343,750
   Distribution fees payable                                            318,006
   Payable for Fund shares purchased                                    298,517
   Management fees payable                                              100,800
   Accrued expenses                                                     348,044
--------------------------------------------------------------------------------
   Total Liabilities                                                  1,409,117
--------------------------------------------------------------------------------
Total Net Assets                                                   $309,822,116
================================================================================
NET ASSETS:
   Par value of shares of beneficial interest                      $     29,018
   Capital paid in excess of par value                              275,529,708
   Undistributed net investment income                                8,292,053
   Overdistribution of net realized gains                               (95,319)
   Net unrealized appreciation of investments                        26,066,656
--------------------------------------------------------------------------------
Total Net Assets                                                   $309,822,116
================================================================================
Shares Outstanding                                                   29,017,588
--------------------------------------------------------------------------------
Net Asset Value (and redemption price)                                   $10.68
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

Smith Barney Principal Return Fund
Security and Growth Fund

--------------------------------------------------------------------------------
Statement of Operations                For the Period Ended November 30, 1995(a)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                                         $10,731,545
   Dividends                                                            259,972
   Less: Foreign withholding tax                                         (3,512)
--------------------------------------------------------------------------------
   Total Investment Income                                           10,988,005
--------------------------------------------------------------------------------
EXPENSES:
   Management fees (Note 2)                                           1,074,991
   Distribution fees (Note 2)                                           537,495
   Shareholder and system servicing fees                                275,000
   Registration fees                                                    155,000
   Shareholder communications                                            72,000
   Audit and legal                                                       22,100
   Custody                                                               20,000
   Trustees' fees                                                         6,375
   Other                                                                 39,840
--------------------------------------------------------------------------------
   Total Expenses                                                     2,202,801
--------------------------------------------------------------------------------
Net Investment Income                                                 8,785,204
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND OPTIONS (NOTES 3 AND 5):
   Realized Gain From:
     Security transactions (excluding short-term securities)          2,687,238
     Options purchased                                                  670,098
--------------------------------------------------------------------------------
   Net Realized Gain                                                  3,357,336
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of period                                                    --
     End of period                                                   26,066,656
--------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                           26,066,656
--------------------------------------------------------------------------------
Net Gain on Investments and Options                                  29,423,992
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $38,209,196
================================================================================

(a) For the period from March 30, 1995 (commencement of operations) to November 30, 1995.


                       See Notes to Financial Statements.

Smith Barney Principal Return Fund
Security and Growth Fund

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

For the Period Ended November 30, 1995(a)

OPERATIONS:
  Net investment income                                            $  8,785,204
  Net realized gain                                                   3,357,336
  Increase in net unrealized appreciation                            26,066,656
--------------------------------------------------------------------------------
  Increase in Net Assets From Operations                             38,209,196
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                       --
  Net realized gains                                                 (3,945,806)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                                    (3,945,806)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares                                  312,703,308
  Net asset value of shares issued
    for reinvestment of dividends                                     3,873,501
  Cost of shares reacquired                                         (41,018,083)
--------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                                         275,558,726
--------------------------------------------------------------------------------
Increase in Net Assets                                              309,822,116

NET ASSETS:
  Beginning of period                                                       --
--------------------------------------------------------------------------------
  End of period*                                                   $309,822,116
================================================================================

* Includes undistributed net investment income of:                   $8,292,053
================================================================================

(a) For the period from March 30, 1995 (commencement of operations) to November 30, 1995.


                       See Notes to Financial Statements.

Smith Barney Principal Return Fund
Security and Growth Fund

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

     1. SIGNIFICANT ACCOUNTING POLICIES

     The Security and Growth Fund ("Fund") is a separate investment fund of the Smith Barney Principal Return Fund ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and three other funds: the Zeros and Appreciation Series 1996, the Zeros and Appreciation Series 1998 and the Zeros Plus Emerging Growth Series 2000. The financial statements and financial highlights for the other funds are presented in separate annual reports.

     The significant accounting policies consistently followed by the Fund are:(a) securities transactions are accounted for on the trade date; (b) securities traded on a national securities exchange are valued at the last sale price on that exchange or, if there were no sales, at the current quoted bid price; (c) over-the-counter securities and listed securities are valued at the bid price at the close of business on each day; (d) U.S. Government Securities (other than short-term securities) are valued at the quoted bid price in the over-the-counter market; (e) short-term securities that mature in 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (f) investment in securities for which market quotations are not available are valued at fair value as determined by the Board of Trustees; (g) interest income is recorded on the accrual basis; (h) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank;
(i) gains or losses on the sale of securities are calculated by using the specific identification method; (j) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; (k) in accordance with Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distribution by Investment Companies, book and tax differences relating to shareholder distributions and other permanent book and tax differences have been reclassified to undistributed net investment income. As of November 30, 1995, the cumulative effect of such differences totaling $493,151 was reclassified to undistributed net income from overdistribution of net realized gains. Net investment income, net realized gains and net assets were not affected by this change; and (l) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment

Smith Barney Principal Return Fund
Security and Growth Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

     2. INVESTMENT ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), through its Davis Skaggs Investments Management division, acts as investment adviser of the Fund. The Fund pays SBMFM an investment advisory fee calculated at an annual rate of 0.30% of the average daily net assets. SBMFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. These fees are calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares. For the period ended November 30, 1995, SB received sales charges of approximately $12.6 million on purchases of the Fund's shares.

     Pursuant to a Distribution Plan, the Fund pays SB a service fee calculated at an annual rate of 0.25% of the average daily net assets.
     All officers and one Trustee of the Trust are employees of SB.

     3. INVESTMENTS

     During the period ended November 30, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were:

================================================================================
Purchases                                                          $305,587,048
--------------------------------------------------------------------------------
Sales                                                                58,649,351
================================================================================

     At November 30, 1995, net unrealized appreciation of investments for Federal income tax purposes consisted of the following:

================================================================================
Gross unrealized appreciation                                      $ 32,196,055
Gross unrealized depreciation                                        (6,527,049)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 25,669,006
================================================================================

Smith Barney Principal Return Fund
Security and Growth Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     4. REPURCHASE AGREEMENTS

     The Fund purchases (and its custodian takes possession of) U.S. Government Securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     5. OPTION CONTRACTS

     Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, they will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

     When the Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised the cost of the security sold will be increased by the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise.

     During the period ended November 30, 1995, the Fund did not write any call or put options.

Smith Barney Principal Return Fund
Security and Growth Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     6. SHARES OF BENEFICIAL INTEREST

     At November 30, 1995, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund, the Zeros and Appreciation Series 1996, the Zeros and Appreciation Series 1998 and the Zeros Plus Emerging Growth Series 2000 each constitute a sub-trust under the Master Trust Agreement. Transactions in shares of the Fund were as follows:

                                                              Period Ended
                                                            November 30, 1995(a)
================================================================================
Shares sold                                                    32,573,641
Shares issued on reinvestment                                     368,907
Shares redeemed                                                (3,924,960)
--------------------------------------------------------------------------------
Net Increase                                                   29,017,588
================================================================================

(a) For the period from March 30, 1995 (commencement of operations) to November 30, 1995.

Smith Barney Principal Return Fund
Security and Growth Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout the period:

                                                                         1995(1)
================================================================================
Net Asset Value, Beginning of Period                                   $ 9.60
--------------------------------------------------------------------------------
Income From Operations:
  Net investment income                                                  0.28
  Net realized and unrealized gain                                       0.94
--------------------------------------------------------------------------------
Total Income From Operations                                             1.22
--------------------------------------------------------------------------------
Less Distribution From:
  Net investment income                                                    --
  Net realized gains                                                    (0.14)
--------------------------------------------------------------------------------
Total Distributions                                                     (0.14)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.68
--------------------------------------------------------------------------------
Total Return                                                            12.70%++
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)                                     $309,822
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                                               1.02%+
  Net investment income                                                  4.07+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                                 25.50%
--------------------------------------------------------------------------------
Average commissions paid on
  equity security transactions(2)                                       $0.06
================================================================================

(1) For the period from March 30, 1995 (commencement of operations) to November 30, 1995.

(2) New SEC disclosure guidelines require that average commissions be calculated for the current year only.

++ Total return is not annualized, as it may not be representative of the total return for the year.

 +   Annualized.

Smith Barney Principal Return Fund
Security and Growth Fund

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of
Smith Barney Principal Return Fund:


     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Security and Growth Fund of Smith Barney Principal Return Fund as of November 30, 1995, the related statements of operations, changes in net assets and financial highlights for the period from March 30, 1995 (commencement of operations) to November 30, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian. As to securities purchased and sold but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Security and Growth Fund of Smith Barney Principal Return Fund as of November 30, 1995, and the results of its operations, changes in its net assets and financial highlights for the period from March 30, 1995 to November 30, 1995, in conformity with generally accepted accounting principles.


                                             /s/ KMPG Peat Marwick LLP


New York, New York
January 17, 1996

Smith Barney Principal Return Fund
Security and Growth Fund

--------------------------------------------------------------------------------
Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

     On March 13, 1995 the annual meeting of the shareholders of the Fund was held for the purpose of voting on the following matter:

     1. To elect nine (9) trustees of the Trust:

        The results of the Proposal were as follows:

Trustees                            % Voting in Favor          % Voting Against
================================================================================
Paul B. Ades                              96.031%                     3.969%
Herbert Barg                              95.908                      4.092
Alger B. Chapman                          96.106                      3.894
Dwight B. Crane                           96.113                      3.887
Frank G. Hubbard                          96.118                      3.882
Allan R. Johnson                          96.762                      4.238
Heath B. McLendon                         96.087                      3.913
Ken Miller                                96.041                      3.959
John F. White                             95.757                      4.243
================================================================================

                                                                    SMITH BARNEY
                                                                    ------------
                                              A Member of Travelers Group [LOGO]


Smith Barney
Principal Return Fund

Trustees

Paul R. Ades
Herbert Barg
Alger B. Chapman
Dwight B. Crane
Frank Hubbard
Allan R. Johnson
Heath B. McLendon, Chairman
Jerome Miller
Ken Miller
John F. White

Officers

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President and Treasurer

John G. Goode
Vice President and Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary

Investment Manager

Smith Barney Mutual Funds
Management Inc.

Distributor
Smith Barney Inc.

Custodian

PNC Bank

This report is submitted for the general information of the shareholders of Smith Barney Principal Return Fund -- Security and Growth Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.




Smith Barney
Principal Return Fund
388 Greenwich Street
New York, New York 10013



FD01052 1/96



--------------------------------------------------------------------------------
                                  ANNUAL REPORT
--------------------------------------------------------------------------------


1995
1995
1995
1995
1995


                                             Smith Barney
                                             Principal Return Fund
                                             Zeros Plus Emerging Growth
                                             Series 2000

                                             -----------------------------------

                                             November 30, 1995




                                     [LOGO]  Smith Barney Mutual Funds
                                             Investing for your future.
                                             Every day.

--------------------------------------------------------------------------------
                     Zeros Plus Emerging Growth Series 2000
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to provide the annual report for Smith Barney Principal Return Fund - Zeros Plus Emerging Growth Series 2000 for the year ended November 30, 1995. For your convenience, we have provided a summary of economic and market conditions, as well as our portfolio strategy during this time. A more detailed summary of performance and current holdings can be found in the appropriate sections that follow in the annual report.

We are happy to report that Smith Barney Principal Return Fund - Zeros Plus Emerging Growth Series 2000 outperformed the market averages in the second half of the fiscal year. For the six months ended November 30, 1995, the net asset value (NAV) of the Zeros Plus Emerging Growth Series 2000 advanced 15.91%. This compared with an increase of 14.89% for S&P 500 Index. Approximately 57% of the net assets of the Fund are invested in zero coupon U.S. Treasury notes maturing in the year 2000. The balance of the Fund's assets are invested in emerging growth stocks.

As many of you know, the U.S. securities markets -- both equity and fixed income -- operated under a nearly ideal environment for the past six months. The Federal Reserve (the "Fed"), often criticized for taking monetary policy to extremes, successfully engineered a much-hoped-for "soft landing." Following a moderately restrictive monetary policy in 1994 (i.e., short-term interest rates were raised a number of times to slow the economy and prevent a pickup in inflation), the Fed effected policy which lowered short-term interest rates this summer with expectations for further cuts in the months ahead. Although short-term rates were cut only once, long-term interest rates (which are set by the markets and not by a governmental body in Washington, D.C.), declined sharply, falling over 200 basis points in little over a year. When combined with moderate inflation and relatively favorable corporate profits, the equity market responded in a very positive manner, scaling two 1000-point barriers within eleven months for the first time in history.

The Zeros Plus Emerging Growth Series 2000's strong performance in the past six months was the result of a sizable weighting in biotechnology stocks, strength in several diversified companies such as Tech-Sym and Tyco International as well as several technology stock holdings.

In June, one of the Fund's holdings, Lotus Development, accepted a $64 dollar a share acquisition offer from IBM. This was a nearly 100% premium to the price that Lotus was trading for prior to IBM's offer. The Fund recognized significant profits, selling our position in this software company after the announcement. Following the January tender offer by Ciba Geigy for 38.25% of our shares in

Chiron, we redeployed some of the proceeds back into Chiron at prices roughly half of the price paid by the Swiss drug giant.

Our biotechnology stocks -- including Chiron, Genzyme (which advanced on favorable clinical trial results from its anti-adhesion products) and Idec Pharmaceuticals (added in the most recent six-month period) -- assumed stock market leadership as investors moved their money into companies providing more predictable growth in a slow economic environment. In addition to Idec Pharmaceutical, the Fund bought an initial position in Forest Laboratories, a well-managed, middle-sized drug company undergoing a significant sales force expansion in preparation for the launch of two new major products. We also established a position in Advanced Polymer Systems, a drug delivery company that has two important products awaiting approval from the Food and Drug Administration. In addition, we purchased a position in Excel Technology, a commercial laser company that serves the scientific, industrial and medical markets.

While it is unlikely that the stock market will duplicate the magnitude of 1995's record-setting performance, a Presidential election year is usually a positive one for the equity market. We would be surprised if long-term interest rates decline meaningfully from the 6% level, even though we expect the Fed to continue to nudge down short-term rates at a pace that would not cause the economy to overheat and result in a pickup in inflation. We expect corporate profits in general to be up much less than they were in 1995. This is a major reason why we have increased the health care exposure of Zeros Plus Emerging Growth Series 2000. These stocks tend to do especially well in a lackluster economic climate.

We expect an improvement in the performance of telecommunications stocks in 1996. The burden of uncertain legislation should be behind these companies and they are likely to see a global expansion in their business.

At this time, we would like to thank you for your investment in Zeros Plus Emerging Growth Series 2000.

Sincerely,


/s/ Heath B. McLendon                       /s/ Richard A. Freeman


Heath B. McLendon                           Richard A. Freeman
Chairman and                                Vice President and
Chief Executive Officer                     Investment Officer


December 19, 1995

Smith Barney Principal Return Fund
Zeros Plus Emerging Growth Series 2000

--------------------------------------------------------------------------------
Historical Performance
--------------------------------------------------------------------------------

                      Net Asset Value
                   ---------------------
                    Beginning   End of     Income     Capital Gain      Total
Year Ended           of Year     Year     Dividends   Distributions   Returns(1)
================================================================================
11/30/95              $8.15      $9.28      $0.27        $0.35          22.17%
--------------------------------------------------------------------------------
11/30/94               9.00       8.15       0.34         0.50          (0.20)
--------------------------------------------------------------------------------
11/30/93               8.16       9.00       0.29         0.09          15.72
--------------------------------------------------------------------------------
11/30/92               7.57       8.16       0.10         0.00           9.15
--------------------------------------------------------------------------------
8/30/91*-11/30/91      7.60       7.57       0.00         0.00          (0.39)+
================================================================================
Total                                       $1.00        $0.94
================================================================================
It is the Funds' policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
 Average Annual Total Return
--------------------------------------------------------------------------------
                                             Without                With
                                          Sales Charge(1)       Sales Charge(2)
================================================================================
Year Ended 11/30/95                          22.17%                16.06%
--------------------------------------------------------------------------------
8/30/91* through 11/30/95                    10.58                  9.25
================================================================================


--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------
                                                                    Without
                                                                 Sales Charge(1)
================================================================================
8/30/91* through 11/30/95                                           53.40%
================================================================================


(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charge.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, shares reflect the deduction of the maximum initial sales charge of 5.00%.

 *   Commencement of operations.

 + Total return is not annualized, as it may not be representative of the total return for the year.

Smith Barney Principal Return Fund
Zeros Plus Emerging Growth Series 2000

--------------------------------------------------------------------------------
 Historical Performance (unaudited)
--------------------------------------------------------------------------------


                   Growth of $10,000 Invested in Shares of the
                     Zeros Plus Emerging Growth Series 2000
                         vs. Value Line Composite Index+

--------------------------------------------------------------------------------

                          August 1991 -- November 1995

 [The following table was represented by a line graph in the printed material.]


                                        P. R.               V.L.
                                        -----               ----
             8/31/91                    9500               10000
               11/91                    9463                9463
               11/92                   10328               10600
               11/93                   11952               11673
               11/94                   11928               11180
               11/95                   14573               13386

+ Hypothetical illustration of $10,000 invested in shares of the Zeros Plus Emerging Growth Series 2000 from August 30, 1991 (commencement of operations), assuming deduction of the maximum 5.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through November 30, 1995. The Value Line Composite Index, composed of approximately 1,700 stocks, is a geometric average of the daily price percentage change in each stock covering both large and small capitalized companies. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Smith Barney Principal Return Fund
Zeros Plus Emerging Growth Series 2000

--------------------------------------------------------------------------------
Portfolio Highlights                                           November 30, 1995
--------------------------------------------------------------------------------

Common Stock Industry Breakdown

 [The following table was represented by a pie chart in the printed material.]

               Basic Industries                   4.0%
               Capital Goods                      5.9%
               Healthcare                        48.2%
               Technology                        22.0%
               Telecommunications                19.9%


                                                                 Percentage of
Top Ten Holdings                                               Total Investments
================================================================================
U.S. Treasury Strips                                                  55.7%
C-COR Electronics, Inc.                                                5.9
Chiron Corp.                                                           5.6
Genzyme Corp. - General Division                                       4.6
Vertex Pharmaceuticals, Inc.                                           3.9
Tech-Sym Corp.                                                         3.9
California Microwave, Inc.                                             2.9
VLSI Technology, Inc.                                                  2.7
Tyco International Ltd.                                                2.6
Quantum Corp.                                                          2.4
================================================================================

Smith Barney Principal Return Fund
Zeros Plus Emerging Growth Series 2000

--------------------------------------------------------------------------------
Schedule of Investments                                        November 30, 1995
--------------------------------------------------------------------------------

     SHARES                             SECURITY                         VALUE
================================================================================
COMMON STOCKS -- 44.3%
Basic Industries -- 1.8%
      53,000   Wellman Inc.                                         $ 1,358,125
--------------------------------------------------------------------------------
Capital Goods -- 2.6%
      64,000   Tyco International Ltd.                                2,008,000
--------------------------------------------------------------------------------
Healthcare -- 21.3%
     100,000   Advanced Polymer Systems, Inc.*                          562,500
      42,874   Chiron Corp.*                                          4,319,556
      50,000   COR Therapeutics, Inc.*                                  550,000
     100,000   Excel Technology, Inc.*                                  650,000
      40,000   Forest Laboratories, Inc., Class A Shares*             1,700,000
      45,000   Fischer Imaging Corp.*                                   483,750
     100,000   Gensia Inc.*                                             450,000
      55,000   Genzyme Corporation - General Division*                3,588,750
       8,505   Genzyme Corporation - Tissue Repair*                     149,900
      75,000   IDEC Pharmaceuticals Corp.*                            1,031,250
     145,000   Vertex Pharmaceuticals, Inc.*                          2,990,625
--------------------------------------------------------------------------------
                                                                     16,476,331
--------------------------------------------------------------------------------
Technology -- 9.8%
      99,000   Quantum Corp.*                                         1,856,250
      50,000   Tandem Computers, Inc.*                                  625,000
     100,000   Tech-Sym Corp.*                                        2,987,500
      97,000   VLSI Technology, Inc.*                                 2,061,250
--------------------------------------------------------------------------------
                                                                      7,530,000
--------------------------------------------------------------------------------
Telecommunications -- 8.8%
     104,500   California Microwave, Inc.*                            2,272,875
     177,050   C-COR Electronics, Inc.*                               4,559,038
--------------------------------------------------------------------------------
                                                                      6,831,913
--------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost -- $20,627,205)                                 34,204,369
================================================================================


                       See Notes to Financial Statements.

Smith Barney Principal Return Fund
Zeros Plus Emerging Growth Series 2000

--------------------------------------------------------------------------------
Schedule of Investments (continued)                           November 30, 1995
--------------------------------------------------------------------------------
      FACE
     AMOUNT                             SECURITY                         VALUE
================================================================================
U.S. TREASURY STRIPS -- 55.7%
 $54,000,000   U.S. Treasury Strips, zero coupon due 2/15/00
               (Cost -- $38,753,515)                                $43,017,480
================================================================================
               TOTAL INVESTMENTS -- 100%
               (Cost -- $59,380,720)++                              $77,221,849
================================================================================

 *  Non-income producing security.

++  Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

Smith Barney Principal Return Fund
Zeros Plus Emerging Growth Series 2000

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                           November 30, 1995
--------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Cost -- $59,380,720)                       $77,221,849
   Receivable for securities sold                                        342,006
   Dividends receivable                                                    3,710
   Deferred organization costs                                            19,331
--------------------------------------------------------------------------------
   Total Assets                                                       77,586,896
--------------------------------------------------------------------------------
LIABILITIES:
   Payable to bank                                                       786,941
   Distribution fees payable                                             104,826
   Investment advisory fees payable                                       24,517
   Payable for Fund shares purchased                                      23,374
   Administration fees payable                                            12,258
   Accrued expenses                                                       71,801
--------------------------------------------------------------------------------
   Total Liabilities                                                   1,023,717
--------------------------------------------------------------------------------
Total Net Assets                                                     $76,563,179
================================================================================
NET ASSETS:
   Par value of shares of benefical interest                         $     8,253
   Capital paid in excess of par value                                55,911,947
   Undistributed net investment income                                 2,125,922
   Accumulated net realized gain on security transactions                675,928
   Net unrealized appreciation of investments                         17,841,129
--------------------------------------------------------------------------------
Total Net Assets                                                     $76,563,179
================================================================================
Shares Outstanding                                                     8,253,332
--------------------------------------------------------------------------------
Net Asset Value (and redemption price)                                     $9.28
--------------------------------------------------------------------------------



                       See Notes to Financial Statements.

Smith Barney Principal Return Fund
Zeros Plus Emerging Growth Series 2000

--------------------------------------------------------------------------------
Statement of Operations                    For the Year Ended November 30, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                                          $ 3,188,030
   Dividends                                                              27,510
--------------------------------------------------------------------------------
   Total Investment Income                                             3,215,540
--------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 2)                                     300,015
   Distribution fees (Note 2)                                            187,509
   Administration fees (Note 2)                                          150,007
   Shareholder and system serving fees                                   102,000
   Audit and legal                                                        26,400
   Amortization of deferred organization costs                            25,897
   Custody                                                                17,000
   Shareholder communications                                             17,000
   Trustees' fees                                                          9,000
   Registration fees                                                       5,000
   Other                                                                  34,184
--------------------------------------------------------------------------------
   Total Expenses                                                        874,012
--------------------------------------------------------------------------------
Net Investment Income                                                  2,341,528
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTE3):
   Realized Gain from Security Transactions
   (excluding short-term securities):
     Proceeds from sales                                              18,423,130
     Cost of securities sold                                          13,528,578
--------------------------------------------------------------------------------
   Net Realized Gain                                                   4,894,552
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of year                                                10,037,151
     End of year                                                      17,841,129
--------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                             7,803,978
--------------------------------------------------------------------------------
Net Gain on Investments                                               12,698,530
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                               $15,040,058
================================================================================


                       See Notes to Financial Statements.

Smith Barney Principal Return Fund
Zeros Plus Emerging Growth Series 2000

------------------------------------------------------------------------------------
Statements of Changes in Net Assets                  For the Years Ended November 30
------------------------------------------------------------------------------------
                                                             1995          1994
====================================================================================
OPERATIONS:
  Net investment income                                $  2,341,528    $  2,726,548
  Net realized gain (loss)                                4,894,552        (952,291)
  Increase (decrease) in net unrealized appreciation      7,803,978      (2,235,398)
-----------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations      15,040,058        (461,141)
-----------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net investment income                                  (2,464,055)     (3,638,777)
  Net realized gains                                     (2,759,709)     (5,302,121)
-----------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                        (5,223,764)     (8,940,898)
-----------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net asset value of shares issued for
    reinvestment of dividends                             5,123,737       8,852,528
  Cost of shares reacquired                             (13,127,965)    (21,564,560)
-----------------------------------------------------------------------------------
  Decrease in Net Assets From Fund
    Share Transactions                                   (8,004,228)    (12,712,032)
-----------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                         1,812,066     (22,114,071)

NET ASSETS:
  Beginning of year*                                     74,751,113      96,865,184
-----------------------------------------------------------------------------------
  End of year*                                         $ 76,563,179    $ 74,751,113
====================================================================================
* Includes undistributed net investment income of:     $  2,125,922    $  2,248,449
====================================================================================

                       See Notes to Financial Statements.

Smith Barney Principal Return Fund
Zeros Plus Emerging Growth Series 2000

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

     1. SIGNIFICANT ACCOUNTING POLICIES

     The Zeros Plus Emerging Growth Series 2000 ("Fund") is a separate investment fund of the Smith Barney Principal Return Fund ( "Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and three other funds: the Zeros and Appreciation Series 1996, the Zeros and Appreciation Series 1998 and the Security and Growth Fund. The financial statements and financial highlights for the other funds are presented in separate annual reports.

     The significant accounting policies consistently followed by the Fund are:(a) securities transactions are accounted for on the trade date; (b) securities traded on a national securities exchange are valued at the last sale price on that exchange or, if there were no sales, at the current quoted bid price; (c) over-the-counter securities and listed securities are valued at the bid price at the close of business on each day; (d) U.S. Government securities (other than short-term securities) are valued at the quoted bid price in the over-the-counter market; (e) short-term securities that have a maturity of 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates market value; (f) investment in securities for which market quotations are not available are valued at fair value as determined by the Board of Trustees; (g) interest income is recorded on an accrual basis; (h) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) gains or losses on the sale of securities are calculated by using the specific identification method; (j) dividends and distributions to shareholders are recorded by the Trust on the ex-dividend date; and (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

     In addition, organization costs have been deferred and are being amortized on a straight line basis over a five year period, beginning with the commencement of the Fund's operations in August 1991.

Smith Barney Principal Return Fund
Zeros Plus Emerging Growth Series 2000

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     2. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION
        AGREEMENT AND OTHER TRANSACTIONS

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment adviser of the Fund. The Fund pays SBMFM an investment advisory fee calculated at an annual rate of 0.40% of the average daily net assets. SBMFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. These fees are calculated daily and paid monthly.

     In addition, The Boston Company Advisors, Inc. ("Boston Advisors"), an indirect wholly owned subsidiary of Mellon Bank Corporation, acted as sub-administrator to the Fund. SBMFM paid Boston Advisors a portion of its administration fee at a rate agreed upon from time to time between SBMFM and Boston Advisors. As of July 31, 1995 this relationship was terminated.

     Pursant to a Distribution Plan, the Fund pays Smith Barney Inc. ("SB"), another subsidiary of SBH, a service fee calculated at an annual rate of 0.25% of the average daily net assets.

     All officers and one Trustee of the Trust are employees of SB.

     3. INVESTMENTS

     During the year ended November 30, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were:

================================================================================
Purchases                                                           $ 4,745,156
--------------------------------------------------------------------------------
Sales                                                                18,423,130
================================================================================

     At November 30, 1995, net unrealized appreciation of investments for Federal income tax purposes consisted of the following:

================================================================================
Gross unrealized appreciation                                       $18,254,679
Gross unrealized depreciation                                          (413,550)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $17,841,129
================================================================================

Smith Barney Principal Return Fund
Zeros Plus Emerging Growth Series 2000

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     4. REPURCHASE AGREEMENTS

     The Fund purchases (and its custodian takes possession of) U.S. Government Securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     5. SHARES OF BENEFICIAL INTEREST

     At November 30, 1995, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund, the Zeros and Appreciation Series 1996, the Zeros and Appreciation Series 1998 and the Security and Growth Fund each constitutes a sub-trust under the Master Trust Agreement. Transactions in shares of the Fund were as follows:

                                       Year Ended                Year Ended
                                    November 30, 1995         November 30, 1994
================================================================================
Shares issued on reinvestment           596,734                  1,066,066
Shares redeemed                      (1,512,438)                (2,662,785)
--------------------------------------------------------------------------------
Net Decrease                           (915,704)                (1,596,719)
================================================================================


--------------------------------------------------------------------------------
Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

     On March 13, 1995 the annual meeting of the shareholders of the Fund was held for the purpose of voting on the following matter:

     1. To elect nine (9) trustees of the Trust:

     The results of the Proposal were as follows:

Trustees                            % Voting in Favor          % Voting Against
================================================================================
Paul B. Ades                            96.031%                     3.969%
Herbert Barg                            95.908                      4.092
Alger B. Chapman                        96.106                      3.894
Dwight B. Crane                         96.113                      3.887
Frank G. Hubbard                        96.118                      3.882
Allan R. Johnson                        96.762                      4.238
Heath B. McLendon                       96.087                      3.913
Ken Miller                              96.041                      3.959
John F. White                           95.757                      4.243
================================================================================

Smith Barney Principal Return Fund
Zeros Plus Emerging Growth Series 2000

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
For a share of beneficial interest outstanding throughout each year:

                                                         1995            1994             1993            1992           1991(1)
====================================================================================================================================
Net Asset Value, Beginning of Year                       $8.15           $9.00            $8.16           $7.57            $7.60
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                                   0.27            0.27             0.26            0.26             0.07
  Net realized and unrealized gain (loss)                 1.48           (0.28)            0.96            0.43            (0.10)
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                       1.75           (0.01)            1.22            0.69            (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                  (0.27)          (0.34)           (0.29)          (0.10)              --
  Net realized gains                                     (0.35)          (0.50)           (0.09)             --               --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                      (0.62)          (0.84)           (0.38)          (0.10)              --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                             $9.28           $8.15            $9.00           $8.16            $7.57
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                             22.17%          (0.20)%          15.72%           9.15%           (0.39)%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                         $76,563         $74,751          $96,865        $125,327         $157,425
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)                                             1.17%           1.15%            1.10%           1.15%            1.18%+
  Net investment income                                   3.12            3.27             3.12            3.31             3.56+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                      6%              1%               0%              0%               2%
====================================================================================================================================
Average commissions paid on
  equity security transactions(3)                        $0.06              --               --              --               --
====================================================================================================================================


(1) For the period from August 30, 1991 (commencement of operations) through November 30, 1991.

(2) For the year ended November 30, 1992, the expense ratio excludes interest expense. The expense ratio including interest expense was 1.16%.

(3) New SEC disclosure guidelines require that average commissions per share be calculated for current year only.

++ Total return is not annualized, as it may not be representative of the total return for the year.

 +   Annualized.

Smith Barney Principal Return Fund
Zeros Plus Emerging Growth Series 2000

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of
Smith Barney Principal Return Fund:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Zeros Plus Emerging Growth Series 2000 of Smith Barney Principal Return Fund as of November 30, 1995, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended November 30, 1994 and the financial highlights for each of the years in the four-year period then ended, were audited by other auditors whose report thereon, dated January 12, 1995 expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian. As to securities purchased and sold but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Zeros Plus Emerging Growth Series 2000 of Smith Barney Principal Return Fund as of November 30, 1995, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.


                                   /s/  KPMG Peat Marwick LLP


New York, New York
January 17, 1996

Smith Barney Principal Return Fund
Zeros Plus Emerging Growth Series 2000
--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

     Change in Independent Auditor: On October 20, 1994, based upon the recommendation of the Audit Committee of the Fund, the Board of Trustees determined not to retain Coopers & Lybrand L.L.P. ("Coopers & Lybrand") as the Fund's independent auditor and voted to appoint KPMG Peat Marwick LLP. During the Fund's two most recent fiscal years, Coopers & Lybrand's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with Coopers & Lybrand on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Coopers & Lybrand, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports. The Fund has requested Coopers & Lybrand to provide a letter to the Securities and Exchange Commission stating whether Coopers & Lybrand agrees with the foregoing statements, and to provide the Fund with a copy of such letter. A copy of this letter is available upon request by calling the Fund at (212) 723-9218.

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

     For the fiscal year ended November 30, 1995, 100% of the capital gains distributions were designated as long-term capital gains.

Smith Barney
Principal Return Fund

Trustees

Paul R. Ades
Herbert Barg
Alger B. Chapman
Dwight B. Crane
Frank Hubbard
Allan R. Johnson
Heath B. McLendon, Chairman
Jerome Miller
Ken Miller
John F. White

Officers

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President and Treasurer

Richard Freeman
Vice President and Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary



                                                                    SMITH BARNEY
                                                                    ------------

                                               A Member of Travelers Group[LOGO}


Investment Manager

Smith Barney Mutual Funds
Management Inc.

Distributor

Smith Barney Inc.

Custodian

PNC Bank

This report is submitted for the general information of the shareholders of Smith Barney Principal Return Fund -- Zeros Plus Emerging Growth Series 2000. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Smith Barney
Principal Return Fund
388 Greenwich Street
New York, New York 10013




FD0306  1/96




--------------------------------------------------------------------------------
                                  ANNUAL REPORT
--------------------------------------------------------------------------------

1995
1995
1995
1995
1995


                                             Smith Barney
                                             Principal Return Fund
                                             Zeros and Appreciation
                                             Series 1998

                                             -----------------------------------

                                             November 30, 1995


                                     [LOGO]  Smith Barney Mutual Funds
                                             Investing for your future.
                                             Every day.

--------------------------------------------------------------------------------
                       Zeros and Appreciation Series 1998
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to provide you with this annual report for Smith Barney Principal Return Fund - Zeros and Appreciation Series 1998 for the year ended November 30, 1995. For your convenience, we have provided a summary of economic and market conditions, as well as our portfolio strategy during this time. A more detailed summary of performance and current holdings can be found in the appropriate sections that follow in the annual report.

For the year covered by this report, Smith Barney Principal Return Fund - Zeros and Appreciation Series 1998 posted a total return of 19.93%. The gain was fueled by an extremely strong stock market and a more modest move in zero coupon Treasury notes maturing in 1998. As you know, the Smith Barney Principal Return Fund - Zeros and Appreciation Series 1998 is a combination of those two categories of assets, and the net effect is to provide shareholders with more consistent, though less spectacular, results.

The Fund's Investment Strategy

In recent months, many of the Fund's largest holdings have performed extraordinarily well, fueled by both internal corporate developments and declining interest rates. For example, companies like Eastman Kodak, AT&T, Xerox and Minnesota Mining and Manufacturing have been beneficiaries of significant restructurings. Other stocks such as Mobil, Johnson and Johnson, Merck and Procter and Gamble have led the overall market higher.

The stock market has clearly become the investment vehicle of choice for many investors, both seasoned and new. Such new-found popularity tends to make veteran market observers a bit wary. But, as we stated in our last letter, confidence has not given way to a more dangerous euphoria. While low interest rates are a major driving force for higher stock prices, the flip side of that (i.e., softer business conditions), should not be ignored. The risk to the market would be in earnings not matching expectations in a slow-growth economy. We still maintain our philosophy that high grade growth stocks, surrounded by timely themes, are a solid way for investors to participate in the equity market.

In October and November, we did some minor profit taking in positions of several top holdings. In our view, the big run-up in some stocks took them to levels that generously discount earnings improvement. New purchases in the

Fund were few, but included Allstate and Olin Corp. The first stock fits into our theme of dominant companies in solid businesses, while the latter stock joins our restructuring theme.

We believe this Fund continues to represent a lower-risk way for investors to own a cross-section of U.S. equities, although there can be no guarantees that our investment objectives will be achieved. At this time, we would like to thank you for your investment in Smith Barney Principal Return Fund - Zeros and Appreciation Series 1998.

Sincerely,

/s/  Heath B. McLendon                           /s/  Harry Cohen


Heath B. McLendon                                Harry D. Cohen
Chairman and                                     Vice President and
Chief Executive Officer                          Investment Officer

December 8, 1995

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1998

--------------------------------------------------------------------------------
Historical Performance
--------------------------------------------------------------------------------

                      Net Asset Value
--------------------------------------------------------------------------------
                    Beginning   End of     Income     Capital Gain       Total
Year Ended           of Year     Year     Dividends   Distributions   Returns(1)
================================================================================
11/30/95              $7.75      $7.91      $0.40        $0.83          19.93%
--------------------------------------------------------------------------------
11/30/94               9.38       7.75       0.45         0.89          (3.69)
--------------------------------------------------------------------------------
11/30/93               9.02       9.38       0.40         0.10           9.99
--------------------------------------------------------------------------------
11/30/92               8.40       9.02       0.43         0.00          12.86
--------------------------------------------------------------------------------
1/25/91*-11/30/91      7.60       8.40       0.00         0.00          10.53+
================================================================================
Total                                       $1.68        $1.82
================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------
                                               Without              With
                                            Sales Charge(1)     Sales Charge(2)
================================================================================
Year Ended 11/30/95                            19.93%              13.90%
--------------------------------------------------------------------------------
 1/25/91* through 11/30/95                      9.96                8.80
================================================================================


--------------------------------------------------------------------------------
 Cumulative Total Return
--------------------------------------------------------------------------------
                                                                   Without
                                                                Sales Charge(1)
================================================================================
1/25/91* through 11/30/95                                          58.47%
================================================================================


(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charge.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, shares reflect the deduction of the maximum initial sales charge of 5.00%.

 *   Commencement of operations.

 + Total return is not annualized, as it may not be representative of the total return for the year.

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1998

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                   Growth of $10,000 Invested in Shares of the
            Zeros and Appreciation Series 1998 vs. S&P 500 Index and
            Lehman Brothers Intermediate Term Government Bond Index+
--------------------------------------------------------------------------------

                          January 1991 -- November 1995

 [The following table was represented by a line graph in the printed material.]

                               P. R.               S&P             Lehman
                               -----               ---             ------
      Jan 25, 91                9500              10000             10000
           11/91               10500              11219             11026
           11/92               11850              13292             11921
           11/93               13034              14633             13011
           11/94               12553              14787             12795
           11/95               15055              20258             14544


+ Hypothetical illustration of $10,000 invested in shares of the Zeros and Appreciation Series 1998 from January 25, 1991 (commencement of operations), assuming deduction of the maximum 5.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through November 30, 1995. The S&P 500 is an index of widely held common stocks listed on the New York and American Stock Exchanges and the over-the-counter markets. Figures for the S&P 500 Index include reinvestment of dividends. The Lehman Brothers Intermediate Term Government Bond Index is comprised of approximately 1,000 issues of U.S. Government Treasury and Agency Securities. The indexes are unmanaged and are not subject to the same management and trading expenses of a mutual fund.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1998

--------------------------------------------------------------------------------
Portfolio Highlights (unaudited)                              November 30, 1995
--------------------------------------------------------------------------------

Common Stock Industry Breakdown


    [The following was represented by a pie chart in the printed material.]


                       Utilities                      4.4%
                       Basic Industries               7.0%
                       Transportation                 1.9%
                       Technology                     8.6%
                       Capital Goods                  6.3%
                       Consumer Durables              4.8%
                       Healthcare                    11.2%
                       Consumer Non-Durables          7.3%
                       Financial Services            13.1%
                       Consumer Services             14.8%
                       Energy                         8.6%
                       Diversified Conglomerates     12.0%


Top Ten Holdings
                                                                  Percentage of
Company                                                        Total Investments
================================================================================
U.S. Treasury Strips                                                  60.9%
Eastman Kodak Co.                                                      1.5
Xerox Corp.                                                            1.4
American Telephone & Telegraph Corp.                                   1.3
Minnesota Mining and Manufacturing Co.                                 1.3
Mobil Corp.                                                            0.8
Amoco Corp.                                                            0.8
R.R. Donnelley & Sons Co.                                              0.8
Time Warner, Inc.                                                      0.8
E.I. du Pont De Nemours & Co.                                          0.7
================================================================================

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1998

-------------------------------------------------------------------------------------------
Schedule of Investments                                                  November 30, 1995
-------------------------------------------------------------------------------------------
      SHARES                            SECURITY                                   VALUE
===========================================================================================
COMMON STOCKS -- 35.5%
Basic Industries -- 2.5 %
       6,000   ACX Technologies, Inc.*                                         $    99,000
       4,500   Aluminum Co. of America                                             263,250
       4,000   Cyprus Amax Minerals Co.                                            110,000
      11,000   E.I. du Pont De Nemours & Co.                                       731,500
       7,500   Hercules, Inc.                                                      411,563
       3,000   International Paper Inc.                                            114,375
       4,000   Mead Corp.                                                          228,500
       3,500   Olin Corp.                                                          266,000
       2,000   Santa Fe Pacific Gold Co.                                            24,000
       4,000   St. Joe Paper Co.                                                   229,500
-------------------------------------------------------------------------------------------
                                                                                 2,477,688
-------------------------------------------------------------------------------------------
Capital Goods -- 2.2 %
       7,500   Allied Signal, Inc.                                                 354,375
      17,000   AMP Inc.                                                            682,125
       5,000   Boeing Co.                                                          364,375
       3,000   Caterpillar, Inc.                                                   184,125
       8,000   Ingersoll-Rand Co.                                                  307,000
       4,600   Lockheed Martin Corp.                                               337,525
-------------------------------------------------------------------------------------------
                                                                                 2,229,525
-------------------------------------------------------------------------------------------
Consumer Durables -- 1.7 %
       4,500   Chrysler Corp.                                                      233,438
      19,000   Ford Motor Co.                                                      536,750
       7,000   General Motors Corp.                                                339,500
       9,000   Goodyear Tire & Rubber Co.                                          381,375
       8,000   Newell Co.                                                          211,000
-------------------------------------------------------------------------------------------
                                                                                 1,702,063
-------------------------------------------------------------------------------------------
Consumer Non-Durables -- 2.6%
       4,000   Coca-Cola Inc.                                                      303,000
       5,000   CPC International Inc.                                              343,750
       6,000   Gillette Co.                                                        311,250
       9,000   International Flavors & Fragrances Inc.                             460,125
      10,200   McDonald's Corp.                                                    455,175
       8,000   Proctor & Gamble Co.                                                691,000
-------------------------------------------------------------------------------------------
                                                                                 2,564,300
-------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1998

-------------------------------------------------------------------------------------------
Schedule of Investments (continued)                                      November 30, 1995
-------------------------------------------------------------------------------------------
      SHARES                            SECURITY                                   VALUE
===========================================================================================
Consumer Services -- 5.3 %
      13,000   Comcast Corp., Class A Shares                                   $   256,750
       5,500   Gannett, Inc.                                                       335,500
       8,000   Home Depot, Inc.                                                    355,000
       6,000   J.C. Penney Co.                                                     281,250
       5,000   Meredith Corp.                                                      196,875
       8,000   New York Times Co., Class A Shares                                  236,000
      21,000   R.R. Donnelley & Sons Co.                                           805,875
      20,000   Savoy Pictures Entertainment Inc.*                                  120,314
       3,500   Scandanavian Broadcasting Systems*                                   82,687
       3,000   Tele-Communications, Inc. New Liberty Media Group Series A*          84,000
      18,000   Tele-Communications, Inc., Series A, TCI Group*                     333,000
      20,000   Time Warner, Inc.                                                   800,000
       7,500   Tribune Co.                                                         483,750
       7,000   Walt Disney Co.                                                     420,875
      10,000   Wal-Mart Stores, Inc.                                               240,000
       3,800   Viacom Inc., Class B Non Voting Shares*                             183,350
-------------------------------------------------------------------------------------------
                                                                                 5,215,226
-------------------------------------------------------------------------------------------
Diversified Conglomerates -- 4.3%
      22,000   Eastman Kodak Co.                                                 1,496,000
       6,000   Emerson Electric Co.                                                468,000
       8,000   General Electric Co.                                                538,000
       6,000   Honeywell Inc.                                                      285,750
       9,000   Minnesota Mining and Manufacturing Co.                            1,244,500
       6,000   Tyco International Ltd.                                             188,250
-------------------------------------------------------------------------------------------
                                                                                 4,220,500
-------------------------------------------------------------------------------------------
Energy -- 3.1%
      12,000   Amoco Corp.                                                         813,000
       3,300   Atlantic Richfield Co.                                              357,637
       7,000   Burlington Resources, Inc.                                          269,500
       5,000   Chevron Corp.                                                       246,875
       8,000   Mobil Corp.                                                         835,000
       3,000   Royal Dutch Petroleum Co.                                           385,125
       6,000   Union Pacific Resources Group Inc.*                                 139,500
-------------------------------------------------------------------------------------------
                                                                                 3,046,637
-------------------------------------------------------------------------------------------
Financial Services -- 4.6%
      17,000   American Express Co.                                                722,500
       6,000   American International Group, Inc.                                  538,500
       8,500   Allstate Insurance Corp.                                            348,500
       5,000   Chase Manhattan Corp.                                               304,375


                       See Notes to Financial Statements.

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1998

-------------------------------------------------------------------------------------------
Schedule of Investments (continued)                                      November 30, 1995
-------------------------------------------------------------------------------------------
      SHARES                            SECURITY                                   VALUE
===========================================================================================
Financial Services -- 4.6% (continued)
       7,000   Chemical Banking Corp.                                          $   420,000
       3,000   Federal National Mortgage Association                               328,500
       4,000   First Virginia Banks, Inc.                                          170,500
       4,000   Fiserv Inc.*                                                        106,000
       7,000   Household International Inc.                                        437,500
      10,000   Leucadia National Corp.                                             275,000
       6,000   Republic New York Corp.                                             378,000
       5,000   Union Planters Corp.                                                157,500
       2,000   Wells Fargo & Co.                                                   420,500
-------------------------------------------------------------------------------------------
                                                                                 4,607,375
-------------------------------------------------------------------------------------------
Healthcare -- 4.0 %
       8,000   Abbott Laboratories Inc.                                            325,000
       8,000   American Home Products Corp.                                        730,000
       8,500   Bristol-Myers Squibb Co.                                            682,125
       4,000   Forest Laboratories, Inc.*                                          170,000
       8,000   Johnson & Johnson                                                   693,000
      10,000   Merck & Co., Inc.                                                   618,750
       3,000   Perrigo Co.*                                                         39,375
       4,000   Pharmacia & Upjohn, Inc.*                                           143,500
       1,500   SmithKline Beecham Units ADR                                         79,875
       2,500   United HealthCare Corp.                                             157,188
       3,500   Warner Lambert Co.                                                  312,375
-------------------------------------------------------------------------------------------
                                                                                 3,951,188
-------------------------------------------------------------------------------------------
Technology -- 3.1 %
       5,000   California Microwave Inc.*                                          108,750
       2,000   General Instruments Corp.*                                           51,250
       2,000   Hewlett Packard Co.                                                 165,750
       8,000   Intel Corp.                                                         487,000
       3,000   International Business Machines Corp.                               289,875
       3,000   Microsoft Corp.*                                                    261,375
       5,000   Motorola, Inc.                                                      306,250
      10,000   Xerox Corp.                                                       1,371,250
-------------------------------------------------------------------------------------------
                                                                                 3,041,500
-------------------------------------------------------------------------------------------
Transportation -- 0.6 %
       2,500   AMR Corp.*                                                          191,562
       1,000   Conrail Inc.                                                         69,875
       6,000   Union Pacific Corp.                                                 406,500
-------------------------------------------------------------------------------------------
                                                                                   667,937
-------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1998

-------------------------------------------------------------------------------------------
Schedule of Investments (continued)                                      November 30, 1995
-------------------------------------------------------------------------------------------
      SHARES                            SECURITY                                   VALUE
===========================================================================================
Utilities -- 1.5 %
      19,000   American Telephone & Telegraph Corp.                            $ 1,254,000
       5,000   Nynex Corp.                                                         248,125
-------------------------------------------------------------------------------------------
                                                                                 1,502,125
-------------------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost -- $25,909,088)                                            35,226,064
==========================================================================================
     FACE
    AMOUNT                              SECURITY                                   VALUE
==========================================================================================
U.S. TREASURY STRIPS -- 60.9%
 $70,000,000   U.S. Treasury Strips, zero coupon due 8/15/98
               (Cost -- $56,348,076)                                            60,569,600
==========================================================================================
REPURCHASE AGREEMENT -- 3.6 %
   3,531,000   Chemical Securities Inc., 5.800% due 12/1/95;
               Proceeds at maturity -- $3,531,568;
               (Fully collateralized by U.S. Treasury Notes, 5.870%
               due 11/14/96; Market value -- $3,607,979)
               (Cost -- $3,531,000)                                              3,531,000
==========================================================================================
               TOTAL INVESTMENTS -- 100%
               (Cost -- $85,788,164)++                                         $99,326,664
==========================================================================================

* Non-income producing security.

++ Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1998

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                           November 30, 1995
--------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Cost-- $85,788,164)                        $99,326,664
   Cash                                                                      525
   Receivable for securities sold                                        104,757
   Dividends and interest receivable                                     119,045
   Deferred organization cost                                              3,610
--------------------------------------------------------------------------------
   Total Assets                                                       99,554,601
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                      714,190
   Payable for Fund shares purchased                                     134,955
   Distribution fees payable                                              40,128
   Investment advisory fees payable                                       23,967
   Administration fees payable                                            15,978
   Accrued expenses                                                      112,772
--------------------------------------------------------------------------------
   Total Liabilities                                                   1,041,990
--------------------------------------------------------------------------------
Total Net Assets                                                     $98,512,611
================================================================================
NET ASSETS:
   Par value of shares of beneficial interest                             12,450
   Capital paid in excess of par value                                79,264,489
   Undistributed net investment income                                 4,572,313
   Accumulated net realized gain on security transactions              1,124,859
   Net unrealized appreciation of investments                         13,538,500
--------------------------------------------------------------------------------
Total Net Assets                                                     $98,512,611
================================================================================
Shares Outstanding                                                    12,449,695
--------------------------------------------------------------------------------
Net Asset Value (and redemption price)                                     $7.91
================================================================================


                       See Notes to Financial Statements.

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1998

--------------------------------------------------------------------------------
Statement of Operations                    For the Year Ended November 30, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                                         $ 4,798,903
   Dividends                                                            819,710
   Less: Foreign withholding tax                                         (4,689)
--------------------------------------------------------------------------------
   Total Investment Income                                            5,613,924
--------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 2)                                    298,009
   Distribution fees (Note 2)                                           248,341
   Administration fees (Note 2)                                         198,673
   Shareholder and system servicing fees                                132,000
   Custody                                                               31,200
   Audit and legal                                                       26,400
   Amortization of deferred organization costs                           23,959
   Shareholder communications                                            17,000
   Trustees' fees                                                         9,000
   Registration fees                                                      6,000
   Other                                                                 51,029
--------------------------------------------------------------------------------
   Total Expenses                                                     1,041,611
--------------------------------------------------------------------------------
Net Investment Income                                                 4,572,313
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTE3):
   Realized Gain From Security Transactions
   (excluding short-term securities):
     Proceeds from sales                                             32,586,838
     Cost of securities sold                                         26,757,853
--------------------------------------------------------------------------------
   Net Realized Gain                                                  5,828,985
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of year                                                5,744,349
     End of year                                                     13,538,500
--------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                            7,794,151
--------------------------------------------------------------------------------
Net Gain on Investments                                              13,623,136
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $18,195,449
================================================================================


                       See Notes to Financial Statements.

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1998

--------------------------------------------------------------------------------------
Statements of Changes in Net Assets                   For the Years Ended November 30
--------------------------------------------------------------------------------------
                                                             1995           1994
======================================================================================
OPERATIONS:
  Net investment income                                $   4,572,313    $   5,224,039
  Net realized gain                                        5,828,985        5,561,100
  Increase (decrease) in net unrealized appreciation       7,794,151      (14,922,818)
--------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations       18,195,449       (4,137,679)
--------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net investment income                                   (5,217,995)      (6,373,719)
  Net realized gains                                     (10,268,770)     (12,854,127)
--------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                        (15,486,765)     (19,227,846)
--------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net asset value of shares issued for
   reinvestment of dividends                              15,181,620       19,030,329
  Cost of shares reacquired                              (20,766,127)     (30,852,133)
--------------------------------------------------------------------------------------
  Decrease in Net Assets From Fund
    Share Transactions                                    (5,584,507)     (11,821,804)
--------------------------------------------------------------------------------------
Decrease in Net Assets                                    (2,875,823)     (35,187,329)

NET ASSETS:
  Beginning of year                                      101,388,434      136,575,763
--------------------------------------------------------------------------------------
  End of year*                                         $  98,512,611    $ 101,388,434
======================================================================================
* Includes undistributed net investment income of:        $4,572,313       $5,221,540
======================================================================================


                       See Notes to Financial Statements.

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1998

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

     1. SIGNIFICANT ACCOUNTING POLICIES

     The Zeros and Appreciation Series 1998 ("Fund") is a separate investment fund of the Smith Barney Principal Return Fund ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and three other funds: the Zeros and Appreciation Series 1996, the Zeros Plus Emerging Growth Series 2000 and the Security and Growth Fund. The financial statements and financial highlights for the other funds are presented in separate annual reports.

     The significant accounting policies consistently followed by the Fund are:(a) securities transactions are accounted for on the trade date; (b) securities traded on a national securities exchange are valued at the last sale price on that exchange or, if there were no sales, at the current quoted bid price; (c) over-the-counter securities and listed securities are valued at the bid price at the close of business on each day; (d) U.S. Government Securities (other than short-term securities) are valued at the quoted bid price in the over-the-counter market; (e) short-term securities that have a maturity of 60 days or less are valued at cost plus accreted discount, or minus amortized premiums, which approximates market value; (f) investment in securities for which market quotations are not available are valued at fair value as determined by the Board of Trustees; (g) interest income is recorded on the accrual basis;
(h) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) gains or losses on the sale of securities are calculated by using the specific identification method; (j) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; (k) in accordance with Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, book and tax basis differences relating to shareholder distributions and other permanent book and tax differences are reclassified from accumulated net realized gains. As of November 30, 1995, the cumulative effect of such differences, totaling $3,545 were reclassified to undistributed net investment income from accumulated net realized gains. Net investment income, net realized gains, and net assets were not affected by this change; and (l) the Fund intends to comply with the applicable provisions of

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1998

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

     In addition, organization costs have been deferred and are being amortized on a straight line basis over a five-year period, beginning with the commencement of the Fund's operations in January 1991.

     2. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION
        AGREEMENT AND OTHER TRANSACTIONS

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment adviser of the Fund. The Fund pays SBMFM an investment advisory fee calculated at an annual rate of 0.30% of the average daily net assets. SBMFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. These fees are calculated daily and paid monthly.

     In addition, The Boston Company Advisors, Inc. ("Boston Advisors"), a indirect wholly owned subsidiary of Mellon Bank Corporation, acted as sub-administrator of the Fund. SBMFM paid Boston Advisors a portion of its administration fee at a rate agreed upon from time to time between SBMFM and Boston Advisors. As of July 31, 1995, this relationship was terminated.

     Pursuant to a Distribution Plan, the Fund pays Smith Barney Inc. ("SB"), another subsidiary of SBH, a service fee calculated at an annual rate of 0.25% of the average daily net assets.

     For the year ended November 30, 1995, SB received brokerage commissions of $420.

     All officers and one Trustee of the Trust are employees of SB.

     3. INVESTMENTS

     During the year ended November 30, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were:

================================================================================
Purchases                                                         $12,675,739
--------------------------------------------------------------------------------
Sales                                                              32,586,838
================================================================================

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1998
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     At November 30, 1995, net unrealized appreciation of investments for Federal income tax purposes consisted of the following:

================================================================================
Gross unrealized appreciation                                     $13,807,386
Gross unrealized depreciation                                        (268,886)
--------------------------------------------------------------------------------
Net unrealized appreciation                                       $13,538,500
================================================================================

     4. REPURCHASE AGREEMENTS

     The Fund purchases (and its custodian takes possession of) U.S. Government Securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     5. SHARES OF BENEFICIAL INTEREST

     At November 30, 1995, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund, the Zeros and Appreciation Series 1996, the Zeros Plus Emerging Growth Series 2000 and the Security and Growth Fund each constitute a sub-trust under the Master Trust Agreement. Transactions in shares of the Fund were as follows:

                                             Year Ended           Year Ended
                                          November 30, 1995    November 30, 1994
================================================================================
Shares issued on reinvestment                2,087,741           2,338,524
Shares redeemed                             (2,723,836)         (3,819,146)
--------------------------------------------------------------------------------
Net Decrease                                  (636,095)         (1,480,622)
================================================================================

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1998

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each year:

                                                           1995           1994            1993            1992            1991(1)
====================================================================================================================================
Net Asset Value, Beginning of Year                         $7.75          $9.38           $9.02           $8.40             $7.60
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                                     0.36           0.41            0.38            0.37              0.39
  Net realized and unrealized gain (loss)                   1.03          (0.70)           0.48            0.68              0.41
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                         1.39          (0.29)           0.86            1.05              0.80
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                    (0.40)         (0.45)          (0.40)          (0.43)               --
  Net realized gains                                       (0.83)         (0.89)          (0.10)             --                --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                        (1.23)         (1.34)          (0.50)          (0.43)               --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                               $7.91          $7.75           $9.38           $9.02             $8.40
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                               19.93%         (3.69)%          9.99%          12.86%            10.53%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                           $98,513       $101,388        $136,576        $166,077          $195,956
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                                  1.05%          1.01%           0.97%           1.01%             1.05%+
  Net investment income                                     4.59           4.47            4.15            4.39              5.04+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                       13%            10%             17%              4%               20%
====================================================================================================================================
Average commissions paid on
  early security transactions(2)                           $0.06             --              --              --                --
====================================================================================================================================

(1) For the period from January 25, 1991 (commencement of operations) to November 30, 1991.

(2) New SEC disclosure guidelines require that average commissions per share be calculated for the current year only.

++ Total return is not annualized, as it may not be representative of the total return for the year.

 +   Annualized.

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1998

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of
Smith Barney Principal Return Fund:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Zeros and Appreciation Series 1998 of Smith Barney Principal Return Fund as of November 30, 1995, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended November 30, 1994 and the financial highlights for each of the years in the three-year period then ended and for the period from January 25, 1991 (commencement of operations) to November 30, 1991, were audited by other auditors whose report thereon, dated January 12, 1995, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian. As to securities purchased and sold but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Zeros and Appreciation Series 1998 of Smith Barney Principal Return Fund as of November 30, 1995, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.


                                   /s/  KPMG Peat Marwick LLP


New York, New York
January 17, 1996

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1998

--------------------------------------------------------------------------------
Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

     On March 13, 1995 the annual meeting of the shareholders of the Fund was held for the purpose of voting on the following matters:

     1. To elect nine (9) trustees of the Trust:

     The results of the Proposal were as follows:

Trustees                            % Voting in Favor          % Voting Against
================================================================================
Paul B. Ades                            96.031%                     3.969%
Herbert Barg                            95.908                      4.092
Alger B. Chapman                        96.106                      3.894
Dwight B. Crane                         96.113                      3.887
Frank G. Hubbard                        96.118                      3.882
Allan R. Johnson                        96.762                      4.238
Heath B. McLendon                       96.087                      3.913
Ken Miller                              96.041                      3.959
John F. White                           95.757                      4.243
================================================================================

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1998

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

     Change in Independent Auditor: On October 20, 1994, based upon the recommendation of the Audit Committee of the Fund, the Board of Trustees determined not to retain Coopers & Lybrand L.L.P. ("Coopers & Lybrand") as the Fund's independent auditor and voted to appoint KPMG Peat Marwick LLP. During the Fund's two most recent fiscal years, Coopers & Lybrand's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with Coopers & Lybrand on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Coopers & Lybrand, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports. The Fund has requested Coopers & Lybrand to provide a letter to the Securities and Exchange Commission stating whether Coopers & Lybrand agrees with the foregoing statements, and to provide the Fund with a copy of such letter. A copy of this letter is available upon request by calling the Fund at (212) 723-9218.

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

     For the fiscal year ended November 30, 1995, 95.62% of capital gain distributions were designated as long-term capital gains.

Smith Barney
Principal Return Fund

Trustees

Paul R. Ades
Herbert Barg
Alger B. Chapman
Dwight B. Crane
Frank Hubbard
Allan R. Johnson
Heath B. McLendon, Chairman
Jerome Miller
Ken Miller
John F. White

Officers

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President and Treasurer

Harry D. Cohen
Vice President and Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


                                                                    SMITH BARNEY
                                                                    ------------
                                                A Member of TravelersGroup[LOGO]



Investment Adviser

Smith Barney Mutual Funds
Management Inc.

Distributor

Smith Barney Inc.

Custodia
n
PNCBank

This report is submitted for the general information of the shareholders of Smith Barney Principal Return Fund -- Zeros and Appreciation Series 1998. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Smith Barney
Principal Return Fund
388 Greenwich Street
New York, New York 10013


FD0305 1/96


--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------

     1995
     1995
     1995
     1995
     1995



                                             Smith Barney
                                             Principal Return Fund
                                             Zeros and Appreciation
                                             Series 1996

                                             --------------------------

                                             November 30, 1995

                                      [LOGO] Smith Barney Mutual Funds
                                             Investing for your future.
                                             Every day.

--------------------------------------------------------------------------------
                       Zeros and Appreciation Series 1996
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to provide you with this annual report for Smith Barney Principal Return Fund -- Zeros and Appreciation Series 1996 for the twelve-month period ended November 30, 1995. As you know, this is an especially timely letter because the Smith Barney Principal Return Fund -- Zeros and Appreciation Series 1996 will end on March 1, 1996. In our view, the Fund's combination of zero coupon Treasury securities and quality stocks have proven their worth as an investment medium and in combination have achieved the original objectives of the Fund.

Since its inception on January 16, 1989 through November 30, 1995, the Smith Barney Principal Return Fund - Zero and Appreciation Series 1996 had a total return of 97.58%. We believe this has been a consistently rewarding eight years for shareholders of the Fund.

For your convenience, we summarize the period's prevailing economic and market conditions below and outline our portfolio strategy. A more detailed summary of performance and current holdings can be found in the appropriate sections that follow in the annual report.

The Fund's Investment Philosophy

Our investment philosophy has always been to own a core of outstanding growth companies with dominant industry positions, superior or rapidly improving balance sheets, and managements committed to improving shareholder value.

Companies that fit that description include: Johnson & Johnson, Proctor and Gamble, Merck, McDonalds and Coca-Cola. All of these companies are well represented in the Fund.

In addition to the Fund's list of classic growth stocks, another investment strategy that has worked well for the Fund over the last few years has been to find formerly great growth companies that have fallen on hard times but where there was a catalyst to restructure and bring underlying values to the surface. This includes some of the Fund's best performers such as Eastman Kodak, Xerox, Minnesota Mining & Manufacturing, American Telephone & Telegraph, Dupont and American Home Products. In each case, new management, mergers, divestitures or spin-offs unlocked long latent potential. Lastly, we surround our core of growth companies with themes we believe make sense in the prevailing economic environment. For example, throughout the year, the Fund has been well represented in the financial sector. We had large positions in American Express, American International Group, Fannie Mae, Household International as well as both Chase Manhattan and Chemical Bank.

The stock market has become increasingly the investment vehicle of choice for both seasoned and new investors. However, such new-found popularity tends to make veteran market observers a bit wary. Yet, as we stated in our last letter to you, confidence has not yet given way to a potentially more dangerous euphoria. While low interest rates are a major driving force behind higher stock prices, the flip side -- softer business conditions -- should not be ignored. In our view, the risk to the stock market are earnings not matching expectations in a slow-growth economy. We still hold true to our belief that high grade growth stocks, surrounded by timely themes, are a solid way for investors to participate in the stock market.

At this time, we would like to thank you for your investment in Smith Barney Principal Return Fund - Zeros and Appreciation Series 1996. We appreciate your loyal ownership of the Fund and your past support for our investment management approach.

--------------------------------------------------------------------------------
Special Shareholder Notice

 All good things do not always have to come to an end. Even though the Smith Barney Principal Return Fund -- Zeros and Appreciation Series 1996 matures on March 1, 1996, we invite you to consider staying with the Smith Barney Family of Funds. Before Wednesday, February 28, 1996, you can exchange all or a portion of your assets for shares of other funds within the Smith Barney Family of Funds (within a single class of shares).

 If you liked the investment approach followed in the equity portion of the Smith Barney Principal Return Fund -- Zeros and Appreciation Series 1996, consider the Smith Barney Appreciation Fund. This Fund has been in existence for 25 years and is managed by Harry D. Cohen who currently manages more than $3 billion in Smith Barney equity assets. We suggest you call your Smith Barney Financial Consultant right away to discuss your options.
--------------------------------------------------------------------------------


Sincerely,


/s/ Heath B. McLendon                   /s/ Harry Cohen

Heath B. McLendon                       Harry D. Cohen
Chairman and                            Vice President and
Chief Executive Officer                 Investment Officer

December 8, 1995

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1996

--------------------------------------------------------------------------------
 Historical Performance
--------------------------------------------------------------------------------

                     Net Asset Value
                   ------------------
                   Beginning   End of      Income      Capital Gain      Total
Year Ended          of Year     Year      Dividends    Distributions  Returns(1)
================================================================================
11/30/95            $ 9.40     $ 8.70       $0.57         $1.35         14.73%
--------------------------------------------------------------------------------
11/30/94             11.45       9.40        0.50          1.58          0.10
--------------------------------------------------------------------------------
11/30/93             11.75      11.45        0.72          0.42          7.85
--------------------------------------------------------------------------------
11/30/92             11.42      11.75        0.65          0.51         13.64
--------------------------------------------------------------------------------
11/30/91             10.77      11.42        0.69          0.12         14.56
--------------------------------------------------------------------------------
11/30/90             11.38      10.77        0.63          0.23          2.29
--------------------------------------------------------------------------------
1/16/89*-11/30/89     9.50      11.38        0.00          0.00         19.79+
================================================================================
Total                                       $3.76         $4.21
================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
 Average Annual Total Return
--------------------------------------------------------------------------------
                                                  Without            With
                                              Sales Charge(1)    Sales Charge(2)
================================================================================
Year Ended 11/30/95                               14.73%            9.04%
--------------------------------------------------------------------------------
Five Years Ended 11/30/95                         10.03             8.90
--------------------------------------------------------------------------------
1/16/89* through 11/30/95                         10.41             9.59
================================================================================

--------------------------------------------------------------------------------
 Cumulative Total Return
--------------------------------------------------------------------------------
                                                                   Without
                                                                Sales Charge(1)
================================================================================
1/16/89* through 11/30/95                                          97.58%
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charge.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, shares reflect the deduction of the maximum initial sales charge of 5.00%.

*    Commencement of operations.

+ Total return is not annualized, as it may not be representative of the total return for the year.

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1996

--------------------------------------------------------------------------------
 Historical Performance (unaudited)
--------------------------------------------------------------------------------

                   Growth of $10,000 Invested in Shares of the
            Zeros and Appreciation Series 1996 vs. S&P 500 Index and
            Lehman Brothers Intermediate Term Government Bond Index+
--------------------------------------------------------------------------------
                          January 1989 -- November 1995

 [The following table was represented by a line chart in the printed material.]

                                    P. R.           S&P                  Lehman
                                    -----           ---                  ------
Jan 16, 89                          9500           10000                 10000
11/89                              10360           11983                 11125
11/90                              11760           11567                 12056
11/91                              12916           13920                 13617
11/92                              14380           16492                 14723
11/93                              15917           18157                 16068
11/94                              16359           18348                 15801
11/95                              17841           25135                 17961

+ Hypothetical illustration of $10,000 invested in shares of the Zeros and Appreciation Series 1996 from January 16, 1989 (commencement of operations), assuming deduction of the maximum 5.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through November 30, 1995. The S&P 500 is an index of widely held common stocks listed on the New York and American Stock Exchanges and the over-the-counter markets. Figures for the S&P 500 Index include reinvestment of dividends. The Lehman Brothers Intermediate Term Government Bond Index is comprised of approximately 1,000 issues of U.S. Government Treasury and Agency Securities. The indexes are unmanaged and are not subject to the same management and trading expenses of a mutual fund.

   All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1996

--------------------------------------------------------------------------------
 Portfolio Highlights (unaudited)                              November 30, 1995
--------------------------------------------------------------------------------

Common Stock Industry Breakdown

  [The following table was represented by a pie chart in the printed material.]

Utilities                  5.1%
Basic Industries           7.9%
Transportation             1.7%
Capital Goods              8.1%
Technology                 8.5%
Consumer Durables          5.0%
Healthcare                11.1%
Consumer Non-Durables      5.8%
Financial Services        10.1%
Consumer Services         15.9%
Energy                     9.5%
Diversified Conglomerates 11.3%
Top Ten Holdings

                                                                 Percentage of
Company                                                        Total Investments
================================================================================
U.S. Treasury Strips                                                  62.3%
Eastman Kodak Co.                                                      1.7
Minnesota Mining and Manufacturing Co.                                 1.2
Xerox Corp.                                                            1.1
American Telephone & Telegraph Corp.                                   1.1
Mobil Corp.                                                            1.0
American Home Products Corp.                                           0.8
Amoco Corp.                                                            0.7
E.I. du Pont De Nemours & Co.                                          0.7
R.R. Donnelly & Sons Co.                                               0.7
================================================================================

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1996

--------------------------------------------------------------------------------
 Schedule of Investments                                       November 30, 1995
--------------------------------------------------------------------------------
    SHARES                            SECURITY                           VALUE
================================================================================
COMMON STOCKS -- 30.8%
Basic Industries -- 2.4%
       2,500   Aluminum Co. of America                              $  146,250
       2,000   Cyprus Amax Minerals Co.                                 55,000
       7,000   E.I. du Pont De Nemours & Co.                           465,500
       4,500   Hercules, Inc.                                          246,938
       1,000   Hewlett Packard Co.                                      82,875
       2,700   Honeywell Inc.                                          128,588
       3,000   Mead Corp.                                              171,375
       1,500   St. Joe Paper Co.                                        86,063
       4,000   Viacom Inc., Class B Shares*                            193,000
--------------------------------------------------------------------------------
                                                                     1,575,589
--------------------------------------------------------------------------------
Capital Goods -- 2.5%
--------------------------------------------------------------------------------
       4,000   Allied Signal, Inc.                                     189,000
      11,000   AMP Inc.                                                441,375
       3,000   Boeing Co.                                              218,625
       2,000   Catepillar, Inc.                                        122,750
       5,000   General Electric Co.                                    336,250
       5,000   Ingersoll-Rand Co.                                      191,875
       1,800   Lockheed Martin Corp.                                   132,075
--------------------------------------------------------------------------------
                                                                     1,631,950
--------------------------------------------------------------------------------
Consumer Durables -- 1.5%
       2,500   Chrysler Corp.                                          129,688
      10,000   Ford Motor Co.                                          282,500
       5,000   General Motors Corp.                                    242,500
       5,000   Goodyear Tire & Rubber Co.                              211,875
       5,000   Newell Co.                                              131,875
--------------------------------------------------------------------------------
                                                                       998,438
--------------------------------------------------------------------------------
Consumer Non-Durables -- 1.8%
       1,000   Coca-Cola Co.                                            75,750
       3,400   CPC International Inc.                                  233,750
       4,000   Gillette Co.                                            207,500
       5,000   McDonald's Corp.                                        223,125
       5,000   Procter & Gamble Co.                                    431,875
--------------------------------------------------------------------------------
                                                                     1,172,000
--------------------------------------------------------------------------------
Consumer Services -- 4.9%
       4,000   California Microwave Inc.*                               87,000
       9,000   Comcast Corp., Class A Shares                           177,750
       3,500   Gannett, Inc.                                           213,500

                       See Notes to Financial Statements.

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1996

--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           November 30, 1995
--------------------------------------------------------------------------------
    SHARES                            SECURITY                           VALUE
================================================================================
Consumer Services -- 4.9% (continued)
      12,000   R.R. Donnelley & Sons Co.                              $ 460,500
       4,000   Home Depot, Inc.                                         177,500
       3,000   International Flavors & Fragrances Inc.                  153,375
       4,000   J.C. Penney Co.                                          187,500
       3,000   Meredith Corp.                                           118,125
       5,000   New York Times Co., Class A Shares                       147,500
      15,000   Savoy Pictures Entertainment Inc.*                        90,235
       3,500   Scandinavian Broadcasting System*                         82,688
      12,000   Tele-Communications, Inc., Series A, TCIGroup*           222,000
      11,000   Time Warner, Inc.                                        440,000
       3,000   Tribune Co.                                              193,500
       5,000   Walt Disney Co.                                          300,625
       6,000   Wal-Mart Stores, Inc.                                    144,000
--------------------------------------------------------------------------------
                                                                      3,195,798
--------------------------------------------------------------------------------
Diversified Conglomerates -- 3.5%
      16,000   Eastman Kodak Co.                                      1,088,000
       3,000   Emerson Electric Co.                                     234,000
      12,000   Minnesota Mining and Manufacturing Co.                   786,000
       2,000   Scotts Co.*                                               40,250
       4,000   Tyco International Ltd.                                  125,500
--------------------------------------------------------------------------------
                                                                      2,273,750
--------------------------------------------------------------------------------
Energy -- 2.9%
       7,000   Amoco Corp.                                              474,250
       1,500   Atlantic Richfield Co.                                   162,563
       3,000   Baker Hughes Inc.                                         61,125
       5,000   Burlington Resources, Inc.                               192,500
       2,500   Chevron Corp.                                            123,437
       6,000   Mobil Corp.                                              626,250
       2,000   Royal Dutch Petroleum Co.                                256,750
--------------------------------------------------------------------------------
                                                                      1,896,875
--------------------------------------------------------------------------------
Financial Services -- 3.1%
       9,500   American Express Co.                                     403,750
       3,000   American International Group, Inc.                       269,250
       3,500   Allstate Insurance Corp.                                 143,500
       3,000   Chase Manhattan Corp.                                    182,625
       3,000   Chemical Banking Corp.                                   180,000
       1,500   Federal National Mortgage Association                    164,250
       3,000   First Virginia Banks, Inc.                               127,875
       2,500   Fiserve Inc.*                                             66,250

                       See Notes to Financial Statements.

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1996

--------------------------------------------------------------------------------
 Schedule of Investments  (continued)                          November 30, 1995
--------------------------------------------------------------------------------
    SHARES                            SECURITY                           VALUE
================================================================================
Financial Services -- 3.1% (continued)
       3,000   Household International Inc.                           $ 187,500
       6,000   Lecudia National Corp.                                   165,000
       2,000   Republic New York Corp.                                  126,000
--------------------------------------------------------------------------------
                                                                      2,016,000
--------------------------------------------------------------------------------
Healthcare -- 3.4%
       5,500   American Home Products Corp.                             501,875
       5,000   Abbott Laboratories Inc.                                 203,125
       5,000   Bristol-Myers Squibb Co.                                 401,250
       5,000   Forest Laboratories, Inc*                                212,500
       5,000   Johnson & Johnson                                        433,125
       5,000   Merck & Co., Inc.                                        309,375
       2,000   Pharmacia & Upjohn, Inc.*                                 71,750
       1,000   Warner Lambert Co.                                        89,250
--------------------------------------------------------------------------------
                                                                      2,222,250
--------------------------------------------------------------------------------
Technology -- 2.7%
       3,500   Apple Computer Inc.                                      133,437
       4,500   Intel Corp.                                              273,937
       1,500   International Business Machines Corp.                    144,937
       2,000   Microsoft Corp.*                                         174,250
       4,000   Motorola, Inc.                                           245,000
       5,400   Xerox Corp.                                              740,475
--------------------------------------------------------------------------------
                                                                      1,712,036
--------------------------------------------------------------------------------
Transportation -- 0.5%
       1,500   AMR Corp.*                                               114,937
       3,200   Union Pacific Corp.                                      216,800
--------------------------------------------------------------------------------
                                                                        331,737
--------------------------------------------------------------------------------
Utilities -- 1.6 %
      11,000   American Telephone & Telegraph Corp.                     726,000
       4,000   Nynex Corp.                                              198,500
       4,000   Union Pacific Resources Group Inc.*                       93,000
--------------------------------------------------------------------------------
                                                                      1,017,500
--------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost -- $14,426,255)                                 20,043,923
================================================================================

                       See Notes to Financial Statements.

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1996

--------------------------------------------------------------------------------
 Schedule of Investments  (continued)                          November 30, 1995
--------------------------------------------------------------------------------
     FACE
    AMOUNT                           SECURITY                           VALUE
================================================================================
U.S. TREASURY STRIPS -- 62.3%
 $41,000,000   U.S. Treasury Strips, zero coupon due 2/15/96
               (Cost -- $40,154,467)                                $40,547,360
================================================================================
REPURCHASE AGREEMENT -- 6.9%
   4,473,000   Chemical Securities Inc., 5.800% due 12/1/95;
               Proceeds at maturity -- $4,473,719; (Fully
               collateralized by U.S. Treasury Notes, 5.870%
               due 11/14/96; Market value -- $4,570,516)
               (Cost -- $4,473,000)                                   4,473,000
================================================================================
               TOTAL INVESTMENTS -- 100%
               (Cost -- $59,053,722)++                              $65,064,283
================================================================================

*    Non-income producing security.

++   Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1996

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities                           November 30, 1995
--------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Cost -- $59,053,722)                     $ 65,064,283
   Cash                                                                     995
   Receivable for securities sold                                        65,473
   Dividends and interest receivable                                     65,398
--------------------------------------------------------------------------------
   Total Assets                                                      65,196,149
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                      84,935
   Payable for Fund shares purchased                                     49,416
   Investment advisory fees payable                                      15,760
   Administration fees payable                                           10,507
   Accrued expenses                                                      71,037
--------------------------------------------------------------------------------
   Total Liabilities                                                    231,655
--------------------------------------------------------------------------------
Total Net Assets                                                    $64,964,494
================================================================================
NET ASSETS:
   Par value of shares of beneficial interest                             7,464
   Capital paid in excess of par value                               54,816,902
   Undistributed net investment income                                3,730,150
   Accumulated net realized gain on security transactions               399,417
   Net unrealized appreciation of investments                         6,010,561
Total Net Assets                                                    $64,964,494
================================================================================
Shares Outstanding                                                    7,464,369
--------------------------------------------------------------------------------
Net Asset Value (and redemption price)                                    $8.70
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1996

--------------------------------------------------------------------------------
 Statement of Operations                    For the Year Ended November 30, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                                         $ 4,048,947
   Dividends                                                            524,114
   Less: Foreign withholding tax                                         (3,634)
--------------------------------------------------------------------------------
   Total Investment Income                                            4,569,427
--------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 2)                                    203,597
   Administration fees (Note 2)                                         135,732
   Shareholder and system servicing fees                                 94,000
   Audit and legal                                                       26,400
   Custody                                                               23,000
   Shareholder communications                                            15,000
   Trustees' fees                                                         9,000
   Registration fees                                                      5,200
   Other                                                                 17,285
--------------------------------------------------------------------------------
   Total Expenses                                                       529,214
--------------------------------------------------------------------------------
Net Investment Income                                                 4,040,213
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTE3):
   Realized Gain From Security Transactions
   (excluding short-term securities):
     Proceeds from sales                                             26,704,716
     Cost of securities sold                                         21,359,860
--------------------------------------------------------------------------------
   Net Realized Gain                                                  5,344,856
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of year                                                5,925,955
     End of year                                                      6,010,561
--------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                               84,606
--------------------------------------------------------------------------------
Net Gain on Investments                                               5,429,462
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                               $9,469,675
================================================================================


                       See Notes to Financial Statements.

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1996

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets             For the Years Ended November 30
--------------------------------------------------------------------------------

                                                           1995           1994
===================================================================================
OPERATIONS:
  Net investment income                                 $ 4,040,213   $  4,249,350
  Net realized gain                                       5,344,856      4,824,846
  Increase (decrease) in net unrealized appreciation         84,606     (8,924,081)
-----------------------------------------------------------------------------------
  Increase in Net Assets From Operations                  9,469,675        150,115
-----------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net investment income                                  (4,356,018)    (3,942,821)
  Net realized gains                                     (9,770,284)   (12,394,023)
-----------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
    Shareholders                                        (14,126,302)   (16,336,844)
-----------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net asset value of shares issued for
    reinvestment of dividends                            13,813,673     16,113,342
  Cost of shares reacquired                             (16,724,982)   (18,546,955)
-----------------------------------------------------------------------------------
  Decrease in Net Assets From Fund
    Share Transactions                                   (2,911,309)    (2,433,613)
-----------------------------------------------------------------------------------
Decrease in Net Assets                                   (7,567,936)   (18,620,342)

NET ASSETS:
  Beginning of year                                      72,532,430     91,152,772
-----------------------------------------------------------------------------------
  End of year*                                          $64,964,494    $72,532,430
===================================================================================
* Includes undistributed net investment income of:       $3,730,150     $4,045,955
===================================================================================

                       See Notes to Financial Statements.

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1996

--------------------------------------------------------------------------------
 Notes to Financial Statements
--------------------------------------------------------------------------------

     1. SIGNIFICANT ACCOUNTING POLICIES

     The Zeros and Appreciation Series 1996 ("Fund") is a separate investment fund of the Smith Barney Principal Return Fund ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and three other funds: the Zeros and Appreciation Series 1998, the Zeros Plus Emerging Growth Series 2000 and the Security and Growth Fund. The financial statements and financial highlights for the other funds are presented in separate annual reports.

     The significant accounting policies consistently followed by the Fund are:(a) securities transactions are accounted for on the trade date; (b) securities traded on a national securities exchange are valued at the last sale price on that exchange or, if there were no sales, at the current quoted bid price; (c) over-the-counter securities and listed securities are valued at the bid price at the close of business on each day; (d) U.S. Government Securities (other than short-term securities) are valued at the quoted bid price in the over-the-counter market; (e) short-term securities that have a maturity of 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates market value; (f) investment in securities for which market quotations are not available are valued at fair value as determined by the Board of Trustees; (g) interest income is recorded on an accrual basis; (h) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) gains or losses on the sale of securities are calculated by using the specific identification method; (j) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; and (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1996

--------------------------------------------------------------------------------
 Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     2. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT
        AND OTHER TRANSACTIONS

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment adviser of the Fund. The Fund pays SBMFM an investment advisory fee calculated at an annual rate of 0.30% of the average daily net assets. SBMFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. These fees are calculated daily and paid monthly.

     In addition, The Boston Company Advisors, Inc. ("Boston Advisors"), an indirect wholly owned subsidiary of Mellon Bank Corporation, acted as sub-administrator of the Fund. SBMFM paid Boston Advisors a portion of its administration fee at a rate agreed upon from time to time between SBMFM and Boston Advisors. As of July 31, 1995 this relationship was terminated.

     For the year ended November 30, 1995, Smith Barney Inc. ("SB") received brokerage commissions of $570. All officers and one Trustee of the Trust are employees of SB.

     3. INVESTMENTS

     During the year ended November 30, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were:

================================================================================
Purchases                                                           $ 7,254,385
--------------------------------------------------------------------------------
Sales                                                                26,704,716
================================================================================

     At November 30, 1995, net unrealized appreciation of investments for Federal income tax purposes consisted of the following:

================================================================================
Gross unrealized appreciation                                        $6,201,828
Gross unrealized depreciation                                          (191,267)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $6,010,561
================================================================================

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1996

--------------------------------------------------------------------------------
 Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     4. REPURCHASE AGREEMENTS

     The Fund purchases (and its custodian takes possession of) U.S. Government Securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     5. SHARES OF BENEFICIAL INTEREST

     At November 30, 1995, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund, the Zeros and Appreciation Series 1998, the Zeros Plus Emerging Growth Series 2000 and the Security and Growth Fund each constitute a sub-trust under the Master Trust Agreement.

Transactions in shares of the Fund were as follows:

                                             Year Ended           Year Ended
                                          November 30, 1995    November 30, 1994
================================================================================
Shares issued on reinvestment                1,635,173           1,680,331
Shares redeemed                             (1,889,987)         (1,921,427)
--------------------------------------------------------------------------------
Net Decrease                                  (254,814)           (241,096)
================================================================================

     6. SUBSEQUENT EVENT

     On March 1, 1996, the Fund will mature. Prior to this date shareholders can exchange all or a portion of their shares for other shares within the Smith Barney Mutual Fund complex. If a shareholder remains in the Fund until maturity then they will receive the liquidation value of their shares.

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1996

--------------------------------------------------------------------------------
 Financial Highlights
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each year:

                                                1995       1994       1993       1992       1991
===================================================================================================
Net Asset Value, Beginning of Year              $9.40     $11.45     $11.75     $11.42     $10.77
---------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income                          0.53       0.56       0.53       0.54       0.62
  Net realized and unrealized gain (loss)        0.69      (0.53)      0.31       0.95       0.84
---------------------------------------------------------------------------------------------------
Total Income From Operations                     1.22       0.03       0.84       1.49       1.46
---------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         (0.57)     (0.50)     (0.72)     (0.65)     (0.69)
  Net realized gains                            (1.35)     (1.58)     (0.42)     (0.51)     (0.12)
---------------------------------------------------------------------------------------------------
Total Distributions                             (1.92)     (2.08)     (1.14)     (1.16)     (0.81)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $8.70      $9.40     $11.45     $11.75     $11.42
---------------------------------------------------------------------------------------------------
Total Return                                    14.73%      0.10%      7.85%     13.64%     14.56%
---------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                $64,964    $72,532    $91,153   $109,011   $115,356
---------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(1)                                    0.78%      0.75%      0.77%      0.77%      0.81%
  Net investment income                          5.92       5.27       4.76       4.85       5.26
---------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            11%        10%        20%        11%        17%
===================================================================================================
Average commissions paid on
  equity security transactions(2)               $0.06         --         --         --         --
===================================================================================================

(1) For the year ended November 30, 1993, the expense ratio excludes interest expense. The expense ratio including interest expense was 0.78%.

(2) New SEC disclosure guidelines require that average commissions per share be calculated for current year only.

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1996

--------------------------------------------------------------------------------
 Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of
Smith Barney Principal Return Fund:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Zeros and Appreciation Series 1996 of Smith Barney Principal Return Fund as of November 30, 1995, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended November 30, 1994 and the financial highlights for each of the years in the four-year period then ended, were audited by other auditors whose report thereon, dated January 12, 1995, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian. As to securities purchased and sold but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Zeros and Appreciation Series 1996 of Smith Barney Principal Return Fund as of November 30, 1995, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.


                                        /s/ KPMG PEAT MARWICK LLP


New York, New York
January 17, 1996

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1996

--------------------------------------------------------------------------------
 Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

     On March 13, 1995 the annual meeting of the shareholders of the Fund was held for the purpose of voting on the following matters:

     1. To elect nine (9) trustees of the Trust:

     The results of the Proposal were as follows:

Trustees                            % Voting in Favor          % Voting Against
================================================================================
Paul B. Ades                              96.031%                     3.969%
Herbert Barg                              95.908                      4.092
Alger B. Chapman                          96.106                      3.894
Dwight B. Crane                           96.113                      3.887
Frank G. Hubbard                          96.118                      3.882
Allan R. Johnson                          96.762                      4.238
Heath B. McLendon                         96.087                      3.913
Ken Miller                                96.041                      3.959
John F. White                             95.757                      4.243
================================================================================

Smith Barney Principal Return Fund
Zeros and Appreciation Series 1996

--------------------------------------------------------------------------------
 Additional Information
--------------------------------------------------------------------------------

     Change in Independent Auditor: On October 20, 1994, based upon the recommendation of the Audit Committee of the Fund, the Board of Trustees determined not to retain Coopers & Lybrand L.L.P. ("Coopers & Lybrand") as the Fund's independent auditor and voted to appoint KPMG Peat Marwick LLP. During the Fund's two most recent fiscal years, Coopers & Lybrand's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with Coopers & Lybrand on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Coopers & Lybrand, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports. The Fund has requested Coopers & Lybrand to provide a letter to the Securities and Exchange Commission stating whether Coopers & Lybrand agrees with the foregoing statements, and to provide the Fund with a copy of such letter. A copy of this letter is available upon request by calling the Fund at (212) 723-9218.

--------------------------------------------------------------------------------
 Tax Information (unaudited)
--------------------------------------------------------------------------------

     For the fiscal year ended November 30, 1995, 97.32% of capital gain distributions were designated as long-term capital gains.

Smith Barney                                                        SMITH BARNEY
Principal Return Fund                                               ------------
                                              A Member of Travelers Group {LOGO]
Trustees

Paul R. Ades
Herbert Barg
Alger B. Chapman
Dwight B. Crane
Frank Hubbard
Allan R. Johnson
Heath B. McLendon, Chairman
Jerome Miller
Ken Miller
John F. White

Officers

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President and Treasurer

Harry D. Cohen
Vice President and Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary

Investment Adviser

Smith Barney Mutual Funds
Management Inc.

Distributor

Smith Barney Inc.

Custodian

PNC Bank

This report is submitted for the general information of the shareholders of Smith Barney Principal Return Fund -- Zeros and Appreciation Series 1996. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Smith Barney
Principal Return Fund
388 Greenwich Street
New York, New York 10013

FD0304  1/96